UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Emerging Markets Research Enhanced Equity Fund

Class I Shares/Ticker: EMREX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	$52	0.45%
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class I Shares returned 29.13% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund’s holdings in Saudi Arabia and the materials sector contributed to performance relative to the Index.
  The Fund's holdings in Thailand and the energy sector detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	January 30, 2019	29.13%	6.69%	7.83%
MSCI Emerging Markets Index (net total return)		27.91	7.46	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class I Shares prior to its inception date are based on the performance of Class R6 Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class R6 Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,984,798
Total number of portfolio holdings	327
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$4,258
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EMREX-1025
JPMorgan Emerging Markets Research Enhanced Equity Fund - Class I
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Emerging Markets Research Enhanced Equity Fund

Class R6 Shares/Ticker: EMRSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	$41	0.35%
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class R6 Shares returned 29.29% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund’s holdings in Saudi Arabia and the materials sector contributed to performance relative to the Index.
  The Fund's holdings in Thailand and the energy sector detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	December 11, 2018	29.29%	6.79%	7.95%
MSCI Emerging Markets Index (net total return)		27.91	7.46	8.17
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,984,798
Total number of portfolio holdings	327
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$4,258
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EMRSX-1025
JPMorgan Emerging Markets Research Enhanced Equity Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $54,575

2024 – $117,838

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $12,970

2024 – $25,682

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $11,653

2024 – $29,236

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $40.5 million

2023 - $31.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan International Equity Funds
October 31, 2025
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Australia — 3.6%
BHP Group Ltd.	1,127	32,131
Fortescue Ltd.	448	6,227
Insignia Financial Ltd. *	1,281	3,798
Perseus Mining Ltd.	659	2,091
QBE Insurance Group Ltd.	568	7,370
Rio Tinto plc	133	9,584
Ventia Services Group Pty. Ltd.	728	2,726
Yancoal Australia Ltd. (a)	1,073	3,905
		67,832
Austria — 1.2%
BAWAG Group AG (b)	14	1,820
Erste Group Bank AG	79	8,121
OMV AG	92	5,051
Telekom Austria AG	207	2,205
Vienna Insurance Group AG Wiener Versicherung Gruppe	104	5,302
		22,499
Belgium — 1.2%
Ageas SA	105	6,937
Deme Group NV	15	2,289
KBC Group NV	64	7,672
Proximus SADP	214	1,842
Umicore SA	194	3,690
		22,430
China — 0.7%
BOC Hong Kong Holdings Ltd.	1,210	5,945
Yangzijiang Shipbuilding Holdings Ltd.	2,696	7,281
		13,226
Denmark — 1.5%
Carlsberg A/S, Class B (a)	33	3,888
Danske Bank A/S	173	7,735
H Lundbeck A/S	548	3,997
ISS A/S	74	2,334
Novo Nordisk A/S, Class B	64	3,159
Orsted A/S * (b)	327	5,853
Sydbank A/S	26	2,212
		29,178
Finland — 1.4%
Kalmar OYJ, Class B	88	3,664
Konecranes OYJ	38	3,700
INVESTMENTS	SHARES (000)	VALUE ($000)

Finland — continued
Nokia OYJ	1,077	7,349
Nordea Bank Abp	708	12,112
		26,825
France — 7.0%
Arkema SA	47	2,761
AXA SA	441	19,146
Ayvens SA (b)	222	2,965
BNP Paribas SA	211	16,322
Capgemini SE	25	3,911
Coface SA	97	1,704
Covivio SA, REIT	64	4,103
Credit Agricole SA	256	4,625
Eiffage SA	53	6,546
Engie SA	588	13,758
Forvia SE *	181	2,320
Orange SA	446	7,140
Rubis SCA	63	2,270
Societe Generale SA	154	9,789
Television Francaise 1 SA	244	2,234
TotalEnergies SE	435	27,166
Valeo SE	220	3,037
Vallourec SACA	121	2,247
Vicat SACA	29	2,209
		134,253
Georgia — 0.1%
Lion Finance Group plc	25	2,575
Germany — 9.0%
Allianz SE (Registered)	84	33,635
Aroundtown SA *	648	2,315
Aumovio SE *	41	1,746
Bayer AG (Registered)	238	7,409
Bayerische Motoren Werke AG	80	7,484
Commerzbank AG	203	7,395
Continental AG	87	6,635
Deutsche Bank AG (Registered)	396	14,176
Deutsche Post AG	187	8,576
Deutsche Telekom AG (Registered)	533	16,514
E.ON SE	363	6,765
Freenet AG	73	2,260
Fresenius SE & Co. KGaA (a)	110	6,338
Henkel AG & Co. KGaA (Preference) (a)	67	5,422
Hornbach Holding AG & Co. KGaA	15	1,461
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
LEG Immobilien SE	35	2,648
Mercedes-Benz Group AG	139	9,042
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	25	15,252
ProSiebenSat.1 Media SE (a)	280	1,709
SAF-Holland SE	146	2,380
Talanx AG	19	2,383
Volkswagen AG (Preference)	48	5,015
Vonovia SE (a)	187	5,618
		172,178
Guatemala — 0.1%
Millicom International Cellular SA	37	1,752
Hong Kong — 1.9%
CK Asset Holdings Ltd.	1,446	7,151
Hang Lung Properties Ltd.	4,659	5,188
Hysan Development Co. Ltd.	2,594	5,374
Kerry Properties Ltd.	1,922	4,846
Prudential plc	602	8,371
Swire Properties Ltd.	967	2,635
WH Group Ltd. (b)	3,078	2,961
		36,526
Indonesia — 0.3%
First Pacific Co. Ltd.	6,278	5,069
Ireland — 1.4%
AerCap Holdings NV	49	6,411
AIB Group plc	538	4,955
Bank of Ireland Group plc	285	4,660
Cairn Homes plc	824	1,832
Glanbia plc	228	3,857
Glenveagh Properties plc * (b)	1,246	2,741
Greencore Group plc	534	1,674
		26,130
Israel — 0.1%
Plus500 Ltd.	54	2,238
Italy — 5.0%
Azimut Holding SpA	145	5,680
Banca Monte dei Paschi di Siena SpA	278	2,439
Banco BPM SpA	327	4,756
BFF Bank SpA * (b)	157	1,898
BPER Banca SpA	416	4,986
Danieli & C Officine Meccaniche SpA	69	2,624
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
doValue SpA * (b)	969	3,027
Enel SpA	1,779	17,997
Intesa Sanpaolo SpA	2,948	19,003
Iveco Group NV	80	1,693
MFE-MediaForEurope NV, Class A	236	837
MFE-MediaForEurope NV, Class B	268	1,250
Pirelli & C SpA (b)	349	2,450
Poste Italiane SpA (b)	204	4,920
Saipem SpA (a)	928	2,419
UniCredit SpA	158	11,713
Unipol Assicurazioni SpA	314	6,880
Webuild SpA	455	1,837
		96,409
Ivory Coast — 0.1%
Endeavour Mining plc	67	2,695
Japan — 24.3%
Aiful Corp.	1,604	4,717
Aisin Corp.	405	7,273
Asahi Kasei Corp.	458	3,513
Central Japan Railway Co.	286	7,007
Chiba Bank Ltd. (The)	333	3,245
Concordia Financial Group Ltd.	713	5,179
Credit Saison Co. Ltd.	204	4,960
Dai-ichi Life Holdings, Inc.	796	5,584
Daiwa Securities Group, Inc.	649	4,995
ENEOS Holdings, Inc.	901	5,687
Fuji Media Holdings, Inc.	131	2,916
Furukawa Electric Co. Ltd.	69	4,863
Gunma Bank Ltd. (The)	164	1,704
Hakuhodo DY Holdings, Inc.	307	2,225
Inpex Corp.	459	8,464
Isuzu Motors Ltd.	232	2,843
Japan Airlines Co. Ltd.	225	4,052
Japan Airport Terminal Co. Ltd.	63	1,942
Japan Petroleum Exploration Co. Ltd.	618	5,167
Kamigumi Co. Ltd.	57	1,717
Kandenko Co. Ltd.	97	2,949
Kanematsu Corp.	246	4,976
Kansai Paint Co. Ltd.	169	2,714
KDDI Corp.	897	14,303
KDX Realty Investment Corp., REIT	5	5,188
Kioxia Holdings Corp. *	120	8,341
Kyocera Corp.	443	5,878
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Marubeni Corp.	374	9,189
Mitsubishi Corp.	761	18,276
Mitsubishi UFJ Financial Group, Inc.	2,237	33,786
Mitsui & Co. Ltd.	551	13,548
Mitsui Fudosan Co. Ltd.	773	8,050
Mitsui Kinzoku Co. Ltd.	68	6,916
Mizuho Financial Group, Inc.	535	17,907
Modec, Inc.	141	9,127
MS&AD Insurance Group Holdings, Inc.	466	9,611
Namura Shipbuilding Co. Ltd.	128	4,348
Nippon Yusen KK	223	7,718
Niterra Co. Ltd.	44	1,793
Nomura Holdings, Inc.	1,147	8,182
Nomura Real Estate Holdings, Inc.	284	1,622
Open House Group Co. Ltd.	101	4,865
ORIX Corp.	304	7,427
Osaka Gas Co. Ltd.	133	4,179
Panasonic Holdings Corp.	515	5,984
Resona Holdings, Inc.	451	4,347
Sankyo Co. Ltd.	155	2,694
SBI Holdings, Inc.	188	8,397
Shionogi & Co. Ltd.	348	5,844
Sojitz Corp.	77	2,051
Sompo Holdings, Inc.	117	3,578
Sumitomo Corp.	340	9,879
Sumitomo Electric Industries Ltd.	277	10,110
Sumitomo Mitsui Financial Group, Inc.	762	20,641
Sumitomo Realty & Development Co. Ltd.	131	5,598
Sumitomo Rubber Industries Ltd.	203	2,376
Suzuki Motor Corp.	438	6,540
T&D Holdings, Inc.	228	4,892
Takeda Pharmaceutical Co. Ltd.	223	6,032
TBS Holdings, Inc.	54	1,865
Tokai Rika Co. Ltd.	114	2,046
Tokuyama Corp.	226	5,611
Tokyo Century Corp.	411	4,854
Tokyo Gas Co. Ltd.	74	2,593
Tokyo Tatemono Co. Ltd.	274	5,119
Tokyu Fudosan Holdings Corp.	624	5,032
Toyo Tire Corp.	97	2,643
Toyoda Gosei Co. Ltd.	160	3,710
Toyota Motor Corp.	819	16,703
Toyota Tsusho Corp.	322	9,855
Tsubakimoto Chain Co.	137	1,919
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
UACJ Corp.	217	2,800
Yamato Kogyo Co. Ltd.	24	1,538
		464,197
Luxembourg — 0.4%
ArcelorMittal SA	194	7,413
Netherlands — 2.9%
ABN AMRO Bank NV, CVA (b)	127	3,787
ASR Nederland NV	52	3,499
Eurocommercial Properties NV, REIT	82	2,465
Havas NV	887	1,549
Heineken Holding NV	89	6,004
ING Groep NV	617	15,404
Koninklijke BAM Groep NV	395	3,663
Koninklijke Heijmans N.V., CVA	103	7,324
NN Group NV	96	6,559
OCI NV	283	1,109
SBM Offshore NV	74	1,907
Wereldhave NV, REIT	128	2,720
		55,990
Norway — 1.8%
Aker Solutions ASA	472	1,296
DNB Bank ASA	220	5,626
DOF Group ASA	548	4,916
Equinor ASA	361	8,653
Norsk Hydro ASA	591	3,992
Norwegian Air Shuttle ASA	3,232	5,017
Telenor ASA	285	4,239
		33,739
Peru — 0.1%
Hochschild Mining plc	624	2,714
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	4,220	3,725
NOS SGPS SA	449	1,947
		5,672
South Africa — 0.5%
Anglo American plc	255	9,656
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	1,184	23,845
Banco de Sabadell SA	1,386	5,198
Banco Santander SA	2,073	21,123
CaixaBank SA	927	9,801
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Mapfre SA	361	1,593
Repsol SA	454	8,335
Tecnicas Reunidas SA *	138	4,927
Unicaja Banco SA (b)	841	2,271
		77,093
Sweden — 2.7%
AcadeMedia AB (b)	264	2,912
Ambea AB (b)	262	3,532
Betsson AB, Class B	149	2,328
Dometic Group AB (c)	454	2,221
Evolution AB (b)	37	2,441
Loomis AB	49	1,988
Modern Times Group MTG AB, Class B *	294	3,945
NCC AB, Class B	101	2,311
Skandinaviska Enskilda Banken AB, Class A	358	6,831
SSAB AB, Class B	554	3,432
Storskogen Group AB, Class B	1,743	1,801
Svenska Handelsbanken AB, Class A (a)	380	4,961
Swedbank AB, Class A	228	6,905
Telia Co. AB	1,433	5,639
		51,247
Switzerland — 0.7%
Adecco Group AG (Registered)	190	5,293
Aryzta AG *	20	1,312
Avolta AG	44	2,321
Implenia AG (Registered)	45	3,564
		12,490
United Kingdom — 12.9%
3i Group plc	131	7,558
Balfour Beatty plc	261	2,307
Barclays plc	3,083	16,536
Beazley plc	160	1,951
Bellway plc	55	1,910
British American Tobacco plc	365	18,696
British Land Co. plc (The), REIT	559	2,794
Centrica plc	2,580	6,080
CK Hutchison Holdings Ltd.	1,292	8,568
Currys plc	1,444	2,666
Drax Group plc	531	5,031
Dunelm Group plc	192	2,820
easyJet plc	285	1,815
Great Portland Estates plc, REIT	360	1,577
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
HSBC Holdings plc	3,360	47,042
IG Group Holdings plc	109	1,600
Imperial Brands plc	241	9,583
International Consolidated Airlines Group SA	620	3,410
Investec plc	693	5,219
ITV plc	2,363	2,163
JD Sports Fashion plc	3,497	4,285
JET2 plc	129	2,255
Johnson Matthey plc	78	2,181
Keller Group plc	104	2,164
Kier Group plc	1,373	3,907
Lancashire Holdings Ltd.	381	3,347
Land Securities Group plc, REIT	411	3,360
Lloyds Banking Group plc	13,218	15,498
Marks & Spencer Group plc	699	3,653
Mitie Group plc	1,983	4,294
Morgan Sindall Group plc	24	1,493
NatWest Group plc	1,837	14,139
Paragon Banking Group plc	233	2,534
Phoenix Group Holdings plc	471	4,176
Premier Foods plc	474	1,135
Serco Group plc	932	3,108
SSE plc	171	4,299
Standard Chartered plc	458	9,393
Tesco plc	1,712	10,329
TP ICAP Group plc	443	1,526
		246,402
United States — 11.1%
Aegon Ltd.	487	3,708
BP plc	3,527	20,666
Buzzi SpA	30	1,814
Carnival plc *	83	2,155
GSK plc	879	20,583
Nestle SA (Registered)	214	20,427
Novartis AG (Registered)	199	24,665
Roche Holding AG	145	46,961
Sanofi SA	102	10,265
Shell plc	1,185	44,422
Swiss Re AG	68	12,319
Tenaris SA	235	4,680
		212,665
Total Common Stocks (Cost $1,494,430)		1,841,093
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.1%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (d) (e) (Cost $68,355)	68,323	68,350
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (d) (e)(Cost $9,405)	9,405	9,405
Total Short-Term Investments (Cost $77,760)		77,755
Total Investments — 100.4% (Cost $1,572,190)		1,918,848
Liabilities in Excess of Other Assets — (0.4)%		(7,879)
NET ASSETS — 100.0%		1,910,969

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $8,827.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.8%
Insurance	8.7
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	6.7
Metals & Mining	4.7
Trading Companies & Distributors	3.9
Capital Markets	3.3
Real Estate Management & Development	3.2
Automobile Components	2.6
Automobiles	2.5
Construction & Engineering	2.2
Diversified Telecommunication Services	2.1
Food Products	1.9
Energy Equipment & Services	1.6
Tobacco	1.5
Multi-Utilities	1.4
Machinery	1.3
Electric Utilities	1.2
Financial Services	1.1
Chemicals	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	13.9
Short-Term Investments	4.1
Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	193	12/19/2025	USD	27,080	(11)

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	5

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	October 31, 2025

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.4%
Argentina — 1.5%
Vista Energy SAB de CV, ADR *	1,881	91,150
YPF SA, ADR *	1,470	53,535
		144,685
Brazil — 10.8%
Banco BTG Pactual SA	9,459	86,062
Banco do Brasil SA	10,704	43,692
Embraer SA, ADR	1,470	94,782
Itau Unibanco Holding SA, ADR	12,791	94,139
MercadoLibre, Inc. *	84	196,265
NU Holdings Ltd., Class A *	13,206	212,747
Petroleo Brasileiro SA, ADR	7,973	88,103
Telefonica Brasil SA	10,568	63,371
WEG SA	16,971	132,713
		1,011,874
China — 25.3%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,705	66,902
Alibaba Group Holding Ltd., ADR	1,319	224,873
BYD Co. Ltd., Class A	4,212	59,642
Contemporary Amperex Technology Co. Ltd., Class A	2,978	162,565
Full Truck Alliance Co. Ltd., ADR	7,401	96,219
Fuyao Glass Industry Group Co. Ltd., Class A	9,299	88,107
H World Group Ltd., ADR	1,912	73,821
KE Holdings, Inc., ADR	2,979	50,790
Meituan * (a)	4,418	58,156
Midea Group Co. Ltd., Class A	10,534	112,992
Montage Technology Co. Ltd., Class A	6,895	131,965
Shenzhen Inovance Technology Co. Ltd., Class A	10,696	115,562
Sieyuan Electric Co. Ltd., Class A	6,100	112,443
Tencent Holdings Ltd.	8,224	668,017
Tencent Music Entertainment Group, ADR	4,520	100,882
Trip.com Group Ltd., ADR	1,464	103,421
Yum China Holdings, Inc.	2,055	88,907
Zhongji Innolight Co. Ltd., Class A	1,049	69,182
		2,384,446
Greece — 0.6%
National Bank of Greece SA	4,126	60,649
Guatemala — 0.7%
Millicom International Cellular SA	1,470	69,247
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.8%
AIA Group Ltd.	16,234	157,969
Techtronic Industries Co. Ltd.	8,648	100,870
		258,839
Hungary — 0.7%
OTP Bank Nyrt.	684	65,259
India — 12.7%
Bajaj Finance Ltd.	16,684	195,945
Bharat Electronics Ltd.	13,791	66,129
Bharti Airtel Ltd.	3,468	80,303
Cholamandalam Investment and Finance Co. Ltd.	5,181	99,012
Dr Reddy's Laboratories Ltd.	4,083	54,942
HDFC Asset Management Co. Ltd. (a)	1,545	93,559
ICICI Bank Ltd.	4,488	68,005
Mahindra & Mahindra Ltd.	1,647	64,664
MakeMyTrip Ltd. *	1,125	90,002
Max Healthcare Institute Ltd.	7,047	91,122
NTPC Ltd.	23,705	89,914
Polycab India Ltd.	821	71,241
Shriram Finance Ltd.	15,223	128,375
		1,193,213
Indonesia — 0.9%
Bank Central Asia Tbk. PT	166,976	85,490
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV, Class O	11,173	104,885
Grupo Mexico SAB de CV	6,164	53,191
		158,076
Panama — 0.7%
Copa Holdings SA, Class A	527	66,032
Portugal — 1.0%
Jeronimo Martins SGPS SA	3,723	95,881
Saudi Arabia — 0.7%
Al Rajhi Bank	2,296	64,887
Singapore — 2.1%
Grab Holdings Ltd., Class A *	14,459	86,900
Sea Ltd., ADR *	708	110,610
		197,510
South Africa — 1.6%
Bid Corp. Ltd.	2,557	63,245
Capitec Bank Holdings Ltd. (b)	408	90,277
		153,522
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 12.0%
Coupang, Inc. *	2,819	90,116
Hanwha Aerospace Co. Ltd.	303	207,712
Hanwha Vision Co. Ltd. *	872	30,694
Kia Corp.	756	63,421
Samsung Electronics Co. Ltd.	3,486	262,457
SK hynix, Inc.	1,222	475,441
		1,129,841
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	8,464	170,514
Taiwan — 18.0%
Delta Electronics, Inc.	4,844	155,802
MediaTek, Inc.	2,338	99,153
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,090	327,606
Taiwan Semiconductor Manufacturing Co. Ltd.	19,100	923,670
Wiwynn Corp.	1,331	187,697
		1,693,928
Turkey — 3.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,688	158,033
BIM Birlesik Magazalar A/S	6,239	79,895
Turkiye Garanti Bankasi A/S	16,841	53,790
Yapi ve Kredi Bankasi A/S *	47,155	37,617
		329,335
United States — 1.3%
ExlService Holdings, Inc. *	1,302	50,916
Monolithic Power Systems, Inc.	70	69,733
		120,649
Total Common Stocks (Cost $6,082,250)		9,453,877
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $70,284)	70,284	70,284
Total Investments — 101.2% (Cost $6,152,534)		9,524,161
Liabilities in Excess of Other Assets — (1.2)%		(111,056)
NET ASSETS — 100.0%		9,413,105

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $66,374.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	October 31, 2025

Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	22.0%
Banks	12.1
Interactive Media & Services	7.0
Broadline Retail	6.5
Aerospace & Defense	5.5
Electrical Equipment	5.0
Technology Hardware, Storage & Peripherals	4.7
Consumer Finance	4.4
Hotels, Restaurants & Leisure	4.4
Consumer Staples Distribution & Retail	2.5
Oil, Gas & Consumable Fuels	2.4
Machinery	2.3
Automobiles	2.0
Electronic Equipment, Instruments & Components	2.0
Ground Transportation	1.9
Capital Markets	1.9
Insurance	1.7
Wireless Telecommunication Services	1.6
Household Durables	1.2
Entertainment	1.1
Health Care Providers & Services	1.0
Others (each less than 1.0%)	6.1
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 103.0%
Brazil — 5.0%
B3 SA - Brasil Bolsa Balcao	2,023	4,767
Banco BTG Pactual SA	663	6,029
Banco do Brasil SA	663	2,706
Banco Santander Brasil SA	317	1,839
Centrais Eletricas Brasileiras SA	522	5,396
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	83	2,043
Cia Energetica de Minas Gerais (Preference)	1,288	2,710
Gerdau SA (Preference)	1,096	3,846
Itau Unibanco Holding SA (Preference)	1,336	9,817
Itausa SA (Preference)	2,136	4,617
Localiza Rent a Car SA	216	1,577
MercadoLibre, Inc. *	—	1,399
Motiva Infraestrutura de Mobilidade SA	920	2,713
NU Holdings Ltd., Class A *	593	9,558
Petroleo Brasileiro SA (Preference)	2,603	14,359
Porto Seguro SA	452	4,036
Telefonica Brasil SA	744	4,465
TIM SA, ADR	102	2,297
Ultrapar Participacoes SA	760	3,028
Vale SA, ADR	940	11,365
		98,567
Chile — 0.2%
Banco Santander Chile, ADR	172	4,934
China — 30.6%
3SBio, Inc. * (a)	581	2,310
Advanced Micro-Fabrication Equipment, Inc., Class A	27	1,062
Airtac International Group	67	1,976
Alibaba Group Holding Ltd.	3,576	76,086
Angel Yeast Co. Ltd., Class A	281	1,532
Anker Innovations Technology Co. Ltd., Class A	183	3,000
ANTA Sports Products Ltd.	226	2,361
Baidu, Inc., Class A *	177	2,684
Bank of Chengdu Co. Ltd., Class A	1,009	2,381
Bank of China Ltd., Class H	8,304	4,702
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	124	3,488
BYD Co. Ltd., Class H	408	5,269
China Construction Bank Corp., Class H	24,860	24,613
China Galaxy Securities Co. Ltd., Class H	1,692	2,433
China Hongqiao Group Ltd.	1,967	7,466
China International Capital Corp. Ltd., Class H (a)	720	1,958
China Life Insurance Co. Ltd., Class H	1,529	4,822
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
China Mengniu Dairy Co. Ltd.	1,368	2,489
China Merchants Bank Co. Ltd., Class A	86	495
China Merchants Bank Co. Ltd., Class H	1,594	9,992
China Minsheng Banking Corp. Ltd., Class H	4,862	2,491
China Pacific Insurance Group Co. Ltd., Class H	1,232	4,995
China Resources Land Ltd.	1,094	3,951
China Resources Mixc Lifestyle Services Ltd. (a)	742	3,884
China Resources Power Holdings Co. Ltd.	1,435	3,432
China Shenhua Energy Co. Ltd., Class H	381	1,984
China Yangtze Power Co. Ltd., Class A	1,049	4,139
CMOC Group Ltd., Class H	2,667	5,774
Contemporary Amperex Technology Co. Ltd., Class A	161	8,809
COSCO SHIPPING Holdings Co. Ltd., Class A	2,530	5,330
ENN Energy Holdings Ltd.	589	5,128
Foxconn Industrial Internet Co. Ltd., Class A	254	2,557
Fuyao Glass Industry Group Co. Ltd., Class H (a)	576	5,129
Geely Automobile Holdings Ltd.	3,413	8,098
GF Securities Co. Ltd., Class A	390	1,236
Guangdong Haid Group Co. Ltd., Class A	346	2,838
H World Group Ltd.	1,176	4,561
Haidilao International Holding Ltd. (a)	2,326	3,833
Haier Smart Home Co. Ltd., Class H	1,767	5,746
Haitian International Holdings Ltd.	271	741
Hongfa Technology Co. Ltd., Class A	676	2,893
Industrial & Commercial Bank of China Ltd., Class H	11,228	8,699
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	572	2,201
JD Health International, Inc. * (a)	113	882
JD.com, Inc., Class A	304	5,013
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	434	3,907
Kanzhun Ltd., ADR	159	3,526
Kuaishou Technology (a)	651	6,048
Kunlun Energy Co. Ltd.	1,676	1,541
Kweichow Moutai Co. Ltd., Class A	26	5,305
Lenovo Group Ltd.	1,964	2,865
Meituan * (a)	666	8,763
Midea Group Co. Ltd., Class A	421	4,519
MINISO Group Holding Ltd.	383	2,046
Minth Group Ltd.	612	2,716
Montage Technology Co. Ltd., Class A	280	5,351
NAURA Technology Group Co. Ltd., Class A	25	1,402
NetEase, Inc.	531	14,895
Nongfu Spring Co. Ltd., Class H (a)	750	4,987
OmniVision Integrated Circuits Group, Inc.	98	1,800
PDD Holdings, Inc., ADR *	137	18,431
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
People's Insurance Co. Group of China Ltd. (The), Class H	2,269	2,038
PetroChina Co. Ltd., Class H	9,284	9,597
PICC Property & Casualty Co. Ltd., Class H	3,178	7,508
Ping An Insurance Group Co. of China Ltd., Class H	2,090	15,102
Pop Mart International Group Ltd. (a)	22	637
Sany Heavy Industry Co. Ltd., Class A	1,121	3,484
Shanghai Putailai New Energy Technology Co. Ltd., Class A	992	4,071
Shanghai United Imaging Healthcare Co. Ltd., Class A	102	2,002
Shenzhou International Group Holdings Ltd.	677	5,842
Sieyuan Electric Co. Ltd., Class A	109	2,015
Silergy Corp.	278	2,002
Sungrow Power Supply Co. Ltd., Class A	78	2,073
Tencent Holdings Ltd.	1,373	111,496
Tencent Music Entertainment Group, ADR	193	4,318
Tianshan Aluminum Group Co. Ltd., Class A	1,224	2,295
Tingyi Cayman Islands Holding Corp.	1,459	2,001
Trip.com Group Ltd.	113	7,939
Weichai Power Co. Ltd., Class H	862	1,781
WUS Printed Circuit Kunshan Co. Ltd., Class A	368	3,654
WuXi AppTec Co. Ltd., Class H (a)	475	6,640
Wuxi Biologics Cayman, Inc. * (a)	879	4,100
XCMG Construction Machinery Co. Ltd., Class A	1,918	2,865
Xiamen Faratronic Co. Ltd., Class A	43	720
Xiaomi Corp., Class B * (a)	3,892	21,593
Xinyi Solar Holdings Ltd.	1,612	743
Yum China Holdings, Inc.	186	8,023
Zhongji Innolight Co. Ltd., Class A	33	2,163
Zhuzhou CRRC Times Electric Co. Ltd., Class H	680	3,453
Zijin Mining Group Co. Ltd., Class H	2,712	11,220
ZTO Express Cayman, Inc.	127	2,351
		607,291
Colombia — 0.2%
Grupo Cibest SA, ADR	68	3,956
Greece — 1.0%
Eurobank Ergasias Services and Holdings SA	859	3,230
Hellenic Telecommunications Organization SA	233	4,382
National Bank of Greece SA	522	7,668
Piraeus Financial Holdings SA	627	4,901
		20,181
Guatemala — 0.1%
Millicom International Cellular SA	39	1,837
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 0.2%
Prudential plc	143	1,982
Techtronic Industries Co. Ltd.	125	1,464
		3,446
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	278	2,446
OTP Bank Nyrt.	95	9,022
		11,468
India — 15.4%
Apollo Hospitals Enterprise Ltd.	59	5,105
Ashok Leyland Ltd.	2,594	4,130
Axis Bank Ltd.	777	10,790
Bajaj Auto Ltd.	46	4,622
Bajaj Finance Ltd.	781	9,168
Bharat Electronics Ltd.	1,433	6,872
Bharat Petroleum Corp. Ltd.	841	3,374
Bharti Airtel Ltd.	525	12,147
Biocon Ltd.	180	755
Blue Star Ltd.	70	1,523
Britannia Industries Ltd.	35	2,319
CG Power & Industrial Solutions Ltd.	431	3,569
Cholamandalam Investment and Finance Co. Ltd.	238	4,540
Cipla Ltd.	88	1,493
Coforge Ltd.	44	880
Coromandel International Ltd.	36	858
Crompton Greaves Consumer Electricals Ltd.	417	1,328
DLF Ltd.	74	633
Dr Reddy's Laboratories Ltd.	420	5,656
Embassy Office Parks, REIT	170	819
Eternal Ltd. *	1,213	4,329
Havells India Ltd.	238	3,999
HCL Technologies Ltd.	117	2,024
HDFC Asset Management Co. Ltd. (a)	27	1,652
HDFC Bank Ltd.	2,705	30,078
HDFC Life Insurance Co. Ltd. (a)	465	3,826
Hindalco Industries Ltd.	892	8,508
Hindustan Aeronautics Ltd. (a)	50	2,649
Hindustan Petroleum Corp. Ltd.	245	1,312
Hindustan Unilever Ltd.	96	2,674
ICICI Bank Ltd.	1,379	20,900
Indian Hotels Co. Ltd. (The)	655	5,473
Infosys Ltd., ADR (b)	945	15,659
InterGlobe Aviation Ltd. (a)	67	4,259
ITC Ltd.	1,761	8,337
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Kotak Mahindra Bank Ltd.	392	9,295
Larsen & Toubro Ltd.	53	2,421
Mahindra & Mahindra Ltd.	260	10,215
MakeMyTrip Ltd. *	7	544
Maruti Suzuki India Ltd.	41	7,399
Max Financial Services Ltd. *	135	2,343
NTPC Ltd.	2,212	8,389
Oil & Natural Gas Corp. Ltd.	918	2,641
Petronet LNG Ltd.	967	3,061
Power Grid Corp. of India Ltd.	597	1,938
REC Ltd.	232	979
Reliance Industries Ltd.	1,529	25,592
SBI Life Insurance Co. Ltd. (a)	189	4,157
Shriram Finance Ltd.	144	1,216
Solar Industries India Ltd.	10	1,532
State Bank of India	87	915
Tata Consultancy Services Ltd.	259	8,920
Tata Motors Ltd. ‡ *	531	1,560
Tata Power Co. Ltd. (The)	494	2,250
Tata Steel Ltd.	3,101	6,381
Tube Investments of India Ltd.	49	1,665
UltraTech Cement Ltd.	37	4,999
		304,672
Indonesia — 1.3%
Astra International Tbk. PT	6,974	2,579
Bank Central Asia Tbk. PT	19,441	9,954
Bank Rakyat Indonesia Persero Tbk. PT	20,697	4,951
Telkom Indonesia Persero Tbk. PT	26,057	5,040
United Tractors Tbk. PT	1,712	2,768
		25,292
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	16	1,168
Kuwait — 0.2%
Kuwait Finance House KSCP	440	1,153
National Bank of Kuwait SAKP	694	2,375
		3,528
Malaysia — 0.6%
CIMB Group Holdings Bhd.	3,380	5,881
Malayan Banking Bhd.	483	1,138
INVESTMENTS	SHARES (000)	VALUE ($000)

Malaysia — continued
Public Bank Bhd.	2,047	2,061
Telekom Malaysia Bhd.	1,753	3,055
		12,135
Mexico — 2.1%
America Movil SAB de CV	5,049	5,745
Arca Continental SAB de CV (b)	406	3,928
Cemex SAB de CV	6,074	6,160
Coca-Cola Femsa SAB de CV	147	1,264
Grupo Aeroportuario del Sureste SAB de CV, Class B	129	3,884
Grupo Financiero Banorte SAB de CV, Class O	1,049	9,846
Grupo Mexico SAB de CV	638	5,503
Southern Copper Corp.	4	585
Wal-Mart de Mexico SAB de CV	1,509	4,995
		41,910
Panama — 0.1%
Copa Holdings SA, Class A	16	2,008
Peru — 0.4%
Credicorp Ltd.	32	8,350
Philippines — 0.2%
Bank of the Philippine Islands	717	1,284
BDO Unibank, Inc.	1,112	2,524
		3,808
Poland — 0.5%
CCC SA * (b)	32	1,336
Dino Polska SA * (a)	163	1,945
KGHM Polska Miedz SA *	19	980
Powszechny Zaklad Ubezpieczen SA	324	5,180
		9,441
Qatar — 0.5%
Qatar National Bank QPSC	1,958	9,956
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	— (c)
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	— (c)
Novatek PJSC ‡ *	165	— (c)
Rosneft Oil Co. PJSC ‡ *	833	— (c)
Sberbank of Russia PJSC ‡ *	3,172	— (c)
Severstal PAO, GDR ‡ * (a)	329	— (c)
		— (c)
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — 2.8%
Ades Holding Co.	769	3,475
Al Rajhi Bank	575	16,255
Alinma Bank	109	758
Arab National Bank	637	4,118
Arabian Internet & Communications Services Co.	30	1,999
Etihad Etisalat Co.	221	3,986
Mouwasat Medical Services Co.	22	454
SABIC Agri-Nutrients Co.	70	2,269
Saudi Arabian Oil Co. (a)	732	5,059
Saudi National Bank (The)	1,116	11,872
Saudi Telecom Co.	374	4,507
United Electronics Co.	75	1,779
		56,531
Singapore — 0.0% ^
Sea Ltd., ADR *	6	899
South Africa — 3.6%
Absa Group Ltd.	459	5,131
Bidvest Group Ltd.	276	3,584
Capitec Bank Holdings Ltd.	17	3,827
Clicks Group Ltd.	234	4,929
FirstRand Ltd.	1,334	6,331
Gold Fields Ltd.	245	9,457
Harmony Gold Mining Co. Ltd.	230	3,825
Impala Platinum Holdings Ltd.	250	2,680
MTN Group Ltd.	870	8,692
Naspers Ltd., Class N	102	7,186
Sanlam Ltd.	990	5,192
Shoprite Holdings Ltd.	354	5,918
Valterra Platinum Ltd.	61	3,755
		70,507
South Korea — 13.6%
Coupang, Inc. *	64	2,056
Coway Co. Ltd.	43	2,708
DB Insurance Co. Ltd.	48	4,288
Doosan Bobcat, Inc.	46	1,959
Doosan Co. Ltd.	3	2,006
Hana Financial Group, Inc.	120	7,197
Hanwha Aerospace Co. Ltd.	10	6,985
HD Hyundai Co. Ltd.	19	2,682
HD Hyundai Electric Co. Ltd.	12	7,030
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	25	8,235
Hugel, Inc. *	7	1,261
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Hyosung Heavy Industries Corp.	2	2,809
Hyundai Glovis Co. Ltd.	34	4,510
Hyundai Mobis Co. Ltd.	26	5,838
Hyundai Motor Co.	41	8,244
JB Financial Group Co. Ltd.	141	2,212
KakaoBank Corp.	115	1,857
KB Financial Group, Inc.	10	840
Kia Corp.	122	10,234
KIWOOM Securities Co. Ltd.	10	2,130
Korean Air Lines Co. Ltd.	174	2,698
LG Chem Ltd.	13	3,622
POSCO Holdings, Inc.	38	8,295
Samsung Biologics Co. Ltd. * (a)	11	9,425
Samsung C&T Corp.	45	7,089
Samsung Electronics Co. Ltd.	1,179	88,784
Samsung Fire & Marine Insurance Co. Ltd.	13	4,029
Samsung Securities Co. Ltd.	23	1,234
Shinhan Financial Group Co. Ltd.	123	6,333
SK hynix, Inc.	128	49,737
SM Entertainment Co. Ltd.	18	1,480
S-Oil Corp. *	56	2,815
		270,622
Taiwan — 20.4%
Accton Technology Corp.	166	5,764
Advantech Co. Ltd.	308	3,127
ASE Technology Holding Co. Ltd.	794	6,353
Asia Vital Components Co. Ltd.	125	5,720
Asustek Computer, Inc.	172	3,880
Cathay Financial Holding Co. Ltd.	1,904	3,951
Chailease Holding Co. Ltd.	1,096	3,663
China Airlines Ltd.	2,212	1,434
CTBC Financial Holding Co. Ltd.	7,449	10,116
Delta Electronics, Inc.	481	15,487
Eclat Textile Co. Ltd.	144	1,914
Elite Material Co. Ltd.	122	5,374
eMemory Technology, Inc.	53	3,450
Eva Airways Corp.	3,516	4,127
Formosa Chemicals & Fibre Corp.	2,268	2,146
Fortune Electric Co. Ltd.	51	1,170
Hon Hai Precision Industry Co. Ltd.	2,315	19,256
KGI Financial Holding Co. Ltd.	46	24
Largan Precision Co. Ltd.	46	3,306
MediaTek, Inc.	206	8,722
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Nien Made Enterprise Co. Ltd.	222	2,659
Quanta Computer, Inc.	1,013	9,823
Realtek Semiconductor Corp.	331	5,530
Taiwan Mobile Co. Ltd.	1,082	3,851
Taiwan Semiconductor Manufacturing Co. Ltd.	5,152	249,134
Uni-President Enterprises Corp.	2,013	5,143
Wistron Corp.	1,166	5,649
Wiwynn Corp.	42	5,890
Yuanta Financial Holding Co. Ltd.	4,701	5,264
Zhen Ding Technology Holding Ltd.	534	2,820
		404,747
Thailand — 1.0%
Bangkok Dusit Medical Services PCL, Class F	9,845	5,745
Bumrungrad Hospital PCL	807	4,286
Central Pattana PCL	954	1,582
Krung Thai Bank PCL	3,511	2,931
PTT Exploration & Production PCL	976	3,235
PTT Oil & Retail Business PCL	5,522	2,506
		20,285
Turkey — 0.4%
BIM Birlesik Magazalar A/S	292	3,736
Turkiye Garanti Bankasi A/S	521	1,665
Turkiye Petrol Rafinerileri A/S	570	2,675
		8,076
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	415	1,630
Abu Dhabi Islamic Bank PJSC	638	3,669
Aldar Properties PJSC	989	2,422
Dubai Islamic Bank PJSC	2,365	6,117
Emaar Properties PJSC	2,427	9,391
Emirates Telecommunications Group Co. PJSC	968	5,113
		28,342
United Kingdom — 0.3%
Anglogold Ashanti plc	68	4,635
Metlen Energy & Metals plc *	21	1,084
		5,719
United States — 0.2%
BeOne Medicines Ltd., Class H *	71	1,721
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
ExlService Holdings, Inc. *	19	740
Genpact Ltd.	29	1,105
		3,566
Total Common Stocks (Cost $1,365,734)		2,043,242
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (d) (e)(Cost $14,532)	14,532	14,532
Total Investments — 103.7% (Cost $1,380,266)		2,057,774
Liabilities in Excess of Other Assets — (3.7)%		(72,976)
NET ASSETS — 100.0%		1,984,798

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $14,107.
(c)	Value is zero.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	October 31, 2025

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	15

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	16.5%
Banks	16.2
Technology Hardware, Storage & Peripherals	7.3
Interactive Media & Services	5.8
Broadline Retail	5.5
Metals & Mining	4.7
Oil, Gas & Consumable Fuels	4.1
Insurance	3.6
Automobiles	2.6
Electronic Equipment, Instruments & Components	2.6
Hotels, Restaurants & Leisure	2.1
Wireless Telecommunication Services	1.9
Electrical Equipment	1.7
Machinery	1.5
IT Services	1.4
Diversified Telecommunication Services	1.3
Consumer Staples Distribution & Retail	1.1
Real Estate Management & Development	1.1
Capital Markets	1.0
Entertainment	1.0
Life Sciences Tools & Services	1.0
Others (each less than 1.0%)	15.3
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	87	12/19/2025	USD	6,118	16

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Australia — 1.7%
Rio Tinto plc	152	10,954
Belgium — 0.5%
Umicore SA	175	3,333
China — 2.0%
Prosus NV *	192	13,258
Denmark — 4.1%
Carlsberg A/S, Class B (a)	87	10,162
Genmab A/S *	19	5,429
H Lundbeck A/S	563	4,107
Novo Nordisk A/S, Class B	142	6,995
		26,693
Finland — 2.7%
Konecranes OYJ	84	8,270
Neste OYJ	320	6,630
Orion OYJ, Class B	40	2,808
		17,708
France — 16.1%
Air Liquide SA	63	12,196
Arkema SA	62	3,706
Capgemini SE	35	5,315
Engie SA	527	12,339
Gaztransport Et Technigaz SA	31	6,068
LVMH Moet Hennessy Louis Vuitton SE	9	6,295
Pernod Ricard SA	55	5,338
Publicis Groupe SA	56	5,578
Safran SA	45	16,144
Societe Generale SA	179	11,381
SPIE SA	144	7,324
Thales SA	20	5,829
VusionGroup	22	6,189
		103,702
Germany — 17.2%
Allianz SE (Registered)	37	15,036
Bayer AG (Registered)	129	4,017
Bilfinger SE	55	5,942
Continental AG	38	2,880
Deutsche Telekom AG (Registered)	392	12,139
DWS Group GmbH & Co. KGaA (b)	140	8,971
E.ON SE	526	9,782
GEA Group AG	102	7,293
KION Group AG	46	3,305
INVESTMENTS	SHARES (000)	VALUE ($000)

Germany — continued
MTU Aero Engines AG	21	9,024
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	19	11,578
SAP SE	29	7,545
Siemens AG (Registered)	15	4,136
Siemens Energy AG *	72	8,983
		110,631
Hong Kong — 1.5%
Prudential plc	678	9,432
Italy — 5.3%
Banca Monte dei Paschi di Siena SpA	496	4,350
Coca-Cola HBC AG	154	6,993
Danieli & C Officine Meccaniche SpA	81	3,123
Maire SpA	59	896
UniCredit SpA	155	11,449
Unipol Assicurazioni SpA	330	7,217
		34,028
Netherlands — 8.7%
Argenx SE *	11	8,805
ASML Holding NV	24	25,502
ASR Nederland NV	137	9,120
Euronext NV (b)	38	5,479
SBM Offshore NV	281	7,266
		56,172
Portugal — 1.1%
Galp Energia SGPS SA	341	6,860
Spain — 3.9%
Banco Santander SA	1,879	19,148
Indra Sistemas SA	105	5,810
		24,958
Sweden — 1.4%
Asmodee Group AB, Class B *	333	4,297
Volvo AB, Class B	164	4,490
		8,787
Switzerland — 3.6%
Galderma Group AG	54	9,951
Logitech International SA (Registered)	70	8,442
Temenos AG (Registered)	53	5,044
		23,437
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 15.9%
Balfour Beatty plc	732	6,473
Barclays plc	2,575	13,813
Burberry Group plc *	254	4,126
Cranswick plc	79	5,119
Games Workshop Group plc	21	4,353
International Consolidated Airlines Group SA	969	5,320
Mitie Group plc	2,508	5,431
NatWest Group plc	1,812	13,949
Next plc	51	9,625
Reckitt Benckiser Group plc	114	8,707
Rolls-Royce Holdings plc	770	11,854
SSE plc	289	7,267
St. James's Place plc	395	6,736
		102,773
United States — 11.2%
GSK plc	529	12,389
Nestle SA (Registered)	77	7,304
Novartis AG (Registered)	158	19,554
Roche Holding AG	44	14,174
Shell plc	497	18,641
		72,062
Total Common Stocks (Cost $489,659)		624,788
Short-Term Investments — 3.1%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (c) (d) (Cost $14,860)	14,856	14,862
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $4,966)	4,966	4,966
Total Short-Term Investments (Cost $19,826)		19,828
Total Investments — 100.0% (Cost $509,485)		644,616
Other Assets in Excess of Liabilities — 0.0% ^		103
NET ASSETS — 100.0%		644,719

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $4,675.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	19

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.5%
Pharmaceuticals	11.5
Insurance	8.1
Aerospace & Defense	6.7
Oil, Gas & Consumable Fuels	5.9
Machinery	4.1
Semiconductors & Semiconductor Equipment	4.0
Broadline Retail	3.6
Beverages	3.5
Multi-Utilities	3.4
Capital Markets	3.3
Chemicals	3.0
Commercial Services & Supplies	2.9
Biotechnology	2.2
Software	2.0
Food Products	1.9
Diversified Telecommunication Services	1.9
IT Services	1.7
Metals & Mining	1.7
Textiles, Apparel & Luxury Goods	1.6
Electrical Equipment	1.4
Household Products	1.4
Leisure Products	1.3
Technology Hardware, Storage & Peripherals	1.3
Construction & Engineering	1.1
Electric Utilities	1.1
Energy Equipment & Services	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	2.7
Short-Term Investments	3.1
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	129	12/19/2025	EUR	8,437	350
FTSE 100 Index	31	12/19/2025	GBP	3,974	190
					540

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	21

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Australia — 3.4%
Medibank Pvt Ltd.	12,044	38,440
QBE Insurance Group Ltd.	825	10,700
Rio Tinto Ltd.	409	35,512
Rio Tinto plc	667	48,062
Telstra Group Ltd.	16,786	53,630
		186,344
Austria — 0.9%
Erste Group Bank AG	460	47,644
Belgium — 1.1%
KBC Group NV	509	61,295
China — 0.6%
Prosus NV *	508	35,109
Denmark — 1.6%
Carlsberg A/S, Class B (a)	193	22,756
Novo Nordisk A/S, Class B	702	34,551
Novonesis Novozymes B	526	31,434
		88,741
Finland — 1.6%
Nordea Bank Abp	5,202	88,989
France — 12.0%
Air Liquide SA	425	82,239
Arkema SA	349	20,698
Capgemini SE	229	35,181
Cie Generale des Etablissements Michelin SCA	1,655	52,856
Engie SA	2,882	67,482
Legrand SA	745	128,722
Safran SA	415	147,486
TotalEnergies SE	974	60,821
Vinci SA	402	53,740
		649,225
Germany — 8.9%
Allianz SE (Registered)	175	70,501
Deutsche Boerse AG	166	41,971
Deutsche Telekom AG (Registered)	1,847	57,199
Infineon Technologies AG	1,671	66,344
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	136	84,003
SAP SE	154	39,966
Siemens AG (Registered)	427	121,092
		481,076
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.5%
AIA Group Ltd.	8,816	85,790
Hong Kong Exchanges & Clearing Ltd.	903	49,216
		135,006
Ireland — 0.6%
Kingspan Group plc	413	30,962
Italy — 1.7%
UniCredit SpA	1,280	94,752
Japan — 20.1%
Ajinomoto Co., Inc.	2,388	67,718
Hitachi Ltd.	2,580	88,116
Hoya Corp.	570	92,570
IHI Corp.	3,656	75,704
ITOCHU Corp.	1,233	71,396
Kao Corp.	1,651	69,853
Keyence Corp.	128	47,617
Mitsubishi UFJ Financial Group, Inc.	7,269	109,803
Mitsui Fudosan Co. Ltd.	6,248	65,058
Nintendo Co. Ltd.	589	50,261
Recruit Holdings Co. Ltd.	748	37,087
Sony Financial Group, Inc. *	5,873	5,923
Sony Group Corp.	5,873	163,572
Suzuki Motor Corp.	3,862	57,663
Terumo Corp.	2,705	43,658
Tokio Marine Holdings, Inc.	1,240	46,236
		1,092,235
Netherlands — 5.9%
ASML Holding NV	157	165,578
Heineken NV	346	26,796
Koninklijke Ahold Delhaize NV	1,354	55,428
Koninklijke KPN NV	15,173	70,211
		318,013
Singapore — 3.4%
DBS Group Holdings Ltd.	3,141	130,027
Sea Ltd., ADR *	347	54,243
		184,270
Spain — 4.3%
Banco Santander SA	8,997	91,681
Iberdrola SA	4,835	97,989
Industria de Diseno Textil SA (a)	784	43,273
		232,943
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 3.4%
Atlas Copco AB, Class A	5,343	89,533
Volvo AB, Class B	3,468	95,004
		184,537
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	333	65,918
Lonza Group AG (Registered)	123	84,629
		150,547
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	290	87,231
United Kingdom — 14.6%
3i Group plc	2,244	129,844
AstraZeneca plc	779	128,463
BAE Systems plc	2,147	52,899
Compass Group plc	1,824	60,375
Diageo plc	1,128	25,956
InterContinental Hotels Group plc	314	37,844
London Stock Exchange Group plc	429	53,413
NatWest Group plc	10,277	79,117
Next plc	416	78,205
RELX plc	1,642	72,345
Sage Group plc (The)	2,453	37,078
SSE plc	1,370	34,508
		790,047
United States — 6.2%
Nestle SA (Registered)	1,097	104,766
Novartis AG (Registered)	875	108,257
Shell plc	3,286	123,205
		336,228
Total Common Stocks (Cost $3,657,141)		5,275,194
Short-Term Investments — 3.3%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (b) (c) (Cost $141,352)	141,282	141,338
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $36,487)	36,487	36,487
Total Short-Term Investments (Cost $177,839)		177,825
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.5% (Cost $3,834,980)		5,453,019
Liabilities in Excess of Other Assets — (0.5)%		(29,039)
NET ASSETS — 100.0%		5,423,980

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $34,641.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	23

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.9%
Insurance	6.1
Semiconductors & Semiconductor Equipment	5.8
Capital Markets	5.0
Pharmaceuticals	5.0
Machinery	4.8
Industrial Conglomerates	3.8
Aerospace & Defense	3.7
Oil, Gas & Consumable Fuels	3.4
Diversified Telecommunication Services	3.3
Food Products	3.2
Broadline Retail	3.1
Household Durables	3.0
Health Care Equipment & Supplies	2.5
Chemicals	2.5
Electric Utilities	2.4
Electrical Equipment	2.4
Professional Services	2.0
Hotels, Restaurants & Leisure	1.8
Life Sciences Tools & Services	1.5
Metals & Mining	1.5
Software	1.4
Beverages	1.4
Trading Companies & Distributors	1.3
Personal Care Products	1.3
Multi-Utilities	1.2
Textiles, Apparel & Luxury Goods	1.2
Real Estate Management & Development	1.2
Automobiles	1.1
Consumer Staples Distribution & Retail	1.0
Construction & Engineering	1.0
Automobile Components	1.0
Others (each less than 1.0%)	3.9
Short-Term Investments	3.3
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	October 31, 2025

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Australia — 1.7%
Telstra Group Ltd.	8,770	28,019
Belgium — 2.0%
KBC Group NV	271	32,547
Brazil — 1.1%
MercadoLibre, Inc. *	8	18,343
Canada — 5.6%
Brookfield Corp.	337	15,509
Intact Financial Corp.	87	16,102
Royal Bank of Canada	259	37,983
WSP Global, Inc.	107	20,487
		90,081
China — 7.8%
Alibaba Group Holding Ltd.	2,181	46,413
Tencent Holdings Ltd.	781	63,407
Yum China Holdings, Inc.	392	16,975
		126,795
France — 10.7%
Air Liquide SA	195	37,769
Cie Generale des Etablissements Michelin SCA	487	15,544
Engie SA	1,543	36,113
Legrand SA	205	35,417
Safran SA	139	49,447
		174,290
Germany — 7.5%
Deutsche Telekom AG (Registered)	589	18,230
Infineon Technologies AG	586	23,274
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	55	33,770
Siemens AG (Registered)	163	46,332
		121,606
Greece — 1.1%
National Bank of Greece SA	1,202	17,666
Hong Kong — 2.3%
Hong Kong Exchanges & Clearing Ltd.	673	36,697
India — 2.5%
HDFC Bank Ltd., ADR	1,120	40,556
Indonesia — 1.3%
Bank Central Asia Tbk. PT	40,420	20,695
Italy — 1.9%
UniCredit SpA	422	31,270
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — 13.2%
Hoya Corp.	200	32,568
IHI Corp.	1,099	22,750
ITOCHU Corp.	403	23,372
Kao Corp.	514	21,744
Mitsubishi UFJ Financial Group, Inc.	2,590	39,124
Mitsui Fudosan Co. Ltd.	2,434	25,339
Sony Group Corp.	1,787	49,764
		214,661
Netherlands — 3.3%
ASML Holding NV	36	37,947
Heineken NV	206	15,918
		53,865
Saudi Arabia — 1.7%
Al Rajhi Bank	956	27,016
Singapore — 2.7%
DBS Group Holdings Ltd.	1,072	44,397
South Korea — 5.5%
Hanwha Aerospace Co. Ltd.	30	20,329
Kia Corp.	227	19,021
SK hynix, Inc.	129	50,427
		89,777
Sweden — 3.4%
Atlas Copco AB, Class A (a)	1,788	29,960
Volvo AB, Class B	900	24,660
		54,620
Switzerland — 2.0%
Lonza Group AG (Registered)	46	31,876
Taiwan — 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202	60,794
Taiwan Semiconductor Manufacturing Co. Ltd.	951	45,990
		106,784
United Kingdom — 6.9%
3i Group plc	681	39,436
Compass Group plc	710	23,501
NatWest Group plc	2,708	20,844
RELX plc	636	27,991
		111,772
United States — 8.0%
Nestle SA (Registered)	362	34,552
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	25

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Novartis AG (Registered)	267	33,096
Shell plc	1,663	62,354
		130,002
Total Common Stocks (Cost $1,166,924)		1,603,335
Short-Term Investments — 1.3%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (b) (c) (Cost $18,466)	18,456	18,464
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $2,292)	2,292	2,292
Total Short-Term Investments (Cost $20,758)		20,756
Total Investments — 100.1% (Cost $1,187,682)		1,624,091
Liabilities in Excess of Other Assets — (0.1)%		(917)
NET ASSETS — 100.0%		1,623,174

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $2,092.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.2%
Semiconductors & Semiconductor Equipment	13.4
Capital Markets	5.6
Machinery	4.8
Aerospace & Defense	4.3
Broadline Retail	4.0
Interactive Media & Services	3.9
Oil, Gas & Consumable Fuels	3.8
Insurance	3.1
Household Durables	3.1
Industrial Conglomerates	2.9
Diversified Telecommunication Services	2.8
Hotels, Restaurants & Leisure	2.5
Chemicals	2.3
Multi-Utilities	2.2
Electrical Equipment	2.2
Food Products	2.1
Pharmaceuticals	2.0
Health Care Equipment & Supplies	2.0
Life Sciences Tools & Services	2.0
Professional Services	1.7
Real Estate Management & Development	1.6
Trading Companies & Distributors	1.4
Personal Care Products	1.3
Construction & Engineering	1.3
Automobiles	1.2
Beverages	1.0
Automobile Components	1.0
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$1,841,093	$9,453,877	$2,043,242
Investments in affiliates, at value	68,350	—	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	9,405	70,284	14,532
Cash	498	22,021	—
Foreign currency, at value	209	612	104
Receivables:
Investment securities sold	—	64,832	15,956
Fund shares sold	3,475	5,924	162
Dividends from non-affiliates	6,318	3,421	2,454
Dividends from affiliates	167	1	11
Tax reclaims	2,364	101	80
Securities lending income (See Note 2.C.)	15	15	117
Interfund lending	—	—	22,012
Variation margin on futures contracts	—	—	16
Total Assets	1,931,894	9,621,088	2,098,686
LIABILITIES:
Payables:
Due to custodian	—	22,012	18,471
Investment securities purchased	153	40,375	13,105
Collateral received on securities loaned (See Note 2.C.)	9,405	70,284	14,532
Interfund lending	—	16,618	22,012
Fund shares redeemed	10,036	15,822	34,877
Variation margin on futures contracts	11	—	—
Accrued liabilities:
Investment advisory fees	680	5,095	246
Administration fees	4	444	8
Distribution fees	93	90	—
Service fees	213	583	28
Custodian and accounting fees	70	586	463
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Deferred foreign capital gains tax	—	35,738	10,030
Other	260	336	116
Total Liabilities	20,925	207,983	113,888
Net Assets	$1,910,969	$9,413,105	$1,984,798

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	27

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$1,569,054	$6,040,659	$1,609,886
Total distributable earnings (loss)	341,915	3,372,446	374,912
Total Net Assets	$1,910,969	$9,413,105	$1,984,798
Net Assets:
Class A	$428,883	$374,199	$—
Class C	3,902	18,931	—
Class I	872,877	1,653,181	327,393
Class L	13,925	2,883,527	—
Class R2	970	616	—
Class R3	—	3,473	—
Class R4	—	2,359	—
Class R5	1,436	7,914	—
Class R6	588,976	4,468,905	1,657,405
Total	$1,910,969	$9,413,105	$1,984,798
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	22,904	9,214	—
Class C	215	488	—
Class I	45,095	39,628	15,121
Class L	724	68,569	—
Class R2	53	15	—
Class R3	—	86	—
Class R4	—	56	—
Class R5	75	188	—
Class R6	30,786	106,391	76,956
Net Asset Value (a):
Class A — Redemption price per share	$18.72	$40.61	$—
Class C — Offering price per share (b)	18.17	38.78	—
Class I — Offering and redemption price per share	19.36	41.72	21.65
Class L — Offering and redemption price per share	19.25	42.05	—
Class R2 — Offering and redemption price per share	18.33	39.96	—
Class R3 — Offering and redemption price per share	—	40.21	—
Class R4 — Offering and redemption price per share	—	41.51	—
Class R5 — Offering and redemption price per share	19.13	42.03	—
Class R6 — Offering and redemption price per share	19.13	42.00	21.54
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$19.76	$42.86	$—
Cost of investments in non-affiliates	$1,494,430	$6,082,250	$1,365,734
Cost of investments in affiliates	68,355	—	—
Cost of foreign currency	209	615	106
Investment securities on loan, at value (See Note 2.C.)	8,827	66,374	14,107
Cost of investment of cash collateral (See Note 2.C.)	9,405	70,284	14,532

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
ASSETS:
Investments in non-affiliates, at value	$624,788	$5,275,194	$1,603,335
Investments in affiliates, at value	14,862	141,338	18,464
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	4,966	36,487	2,292
Cash	124	141	56
Foreign currency, at value	120	3,517	24
Deposits at broker for futures contracts	998	—	—
Receivables:
Investment securities sold	2,617	6	—
Fund shares sold	5,592	3,899	837
Dividends from non-affiliates	347	9,608	1,718
Dividends from affiliates	77	309	52
Tax reclaims	2,218	5,644	1,315
Securities lending income (See Note 2.C.)	1	3	6
Total Assets	656,710	5,476,146	1,628,099
LIABILITIES:
Payables:
Investment securities purchased	5,065	—	—
Collateral received on securities loaned (See Note 2.C.)	4,966	36,487	2,292
Fund shares redeemed	99	12,921	1,478
Variation margin on futures contracts	59	—	—
IRS compliance fees for foreign withholding tax claims (See Note 2.J.)	1,221	—	—
Accrued liabilities:
Investment advisory fees	320	1,950	660
Administration fees	41	128	—
Distribution fees	26	113	100
Service fees	68	213	169
Custodian and accounting fees	32	160	80
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	94	194	146
Total Liabilities	11,991	52,166	4,925
Net Assets	$644,719	$5,423,980	$1,623,174

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
NET ASSETS:
Paid-in-Capital	$508,531	$3,581,177	$1,149,884
Total distributable earnings (loss)	136,188	1,842,803	473,290
Total Net Assets	$644,719	$5,423,980	$1,623,174
Net Assets:
Class A	$113,516	$498,099	$432,931
Class C	3,177	8,356	8,608
Class I	199,904	746,644	540,777
Class L	11,066	—	—
Class R2	—	3,627	6,321
Class R5	—	5,329	1,762
Class R6	317,056	4,161,925	632,775
Total	$644,719	$5,423,980	$1,623,174
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,870	22,029	14,334
Class C	91	393	289
Class I	4,935	32,358	17,607
Class L	268	—	—
Class R2	—	160	212
Class R5	—	230	57
Class R6	7,755	179,605	20,581
Net Asset Value (a):
Class A — Redemption price per share	$39.56	$22.61	$30.20
Class C — Offering price per share (b)	35.00	21.26	29.79
Class I — Offering and redemption price per share	40.51	23.07	30.72
Class L — Offering and redemption price per share	41.22	—	—
Class R2 — Offering and redemption price per share	—	22.64	29.83
Class R5 — Offering and redemption price per share	—	23.23	30.72
Class R6 — Offering and redemption price per share	40.88	23.17	30.74
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$41.78	$23.86	$31.87
Cost of investments in non-affiliates	$489,659	$3,657,141	$1,166,924
Cost of investments in affiliates	14,860	141,352	18,466
Cost of foreign currency	121	3,558	24
Investment securities on loan, at value (See Note 2.C.)	4,675	34,641	2,092
Cost of investment of cash collateral (See Note 2.C.)	4,966	36,487	2,292

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	October 31, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$53	$8	$15
Interest income from affiliates	5	55	62
Dividend income from non-affiliates	50,439	148,041	65,234
Dividend income from affiliates	2,095	2,372	346
Income from securities lending (net) (See Note 2.C.)	42	78	229
Foreign taxes withheld (net)	(4,769)	(15,178)	(7,357)
Foreign withholding tax claims (See Note 2.J.)	101	—	—
Total investment income	47,966	135,376	58,529
EXPENSES:
Investment advisory fees	6,181	48,944	5,252
Administration fees	843	5,401	1,576
Distribution fees:
Class A	797	797	—
Class C	14	141	—
Class R2	4	2	—
Class R3	—	19	—
Service fees:
Class A	797	797	—
Class C	5	47	—
Class I	956	3,495	679
Class L	11	1,427	—
Class R2	2	1	—
Class R3	—	19	—
Class R4	—	7	—
Class R5	1	11	—
Custodian and accounting fees	226	2,493	1,739
Interest expense to affiliates	2	121	123
Professional fees	127	115	218
Trustees’ and Chief Compliance Officer’s fees	28	42	31
Printing and mailing costs	94	546	91
Registration and filing fees	283	456	24
Transfer agency fees (See Note 2.H.)	36	208	31
Other	25	75	32
Total expenses	10,432	65,164	9,796
Less fees waived	(2,079)	(2,361)	(2,068)
Less expense reimbursements	(10)	(81)	—
Net expenses	8,343	62,722	7,728
Net investment income (loss)	39,623	72,654	50,801
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	31

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$34,313	$744,634 (a)	$118,514 (b)
Investments in affiliates	14	43	(7)
Futures contracts	9,013	—	(5,046)
Foreign currency transactions	319	(2,934)	(1,218)
Net realized gain (loss)	43,659	741,743	112,243
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	244,640	1,466,977 (c)	367,456 (d)
Investments in affiliates	(7)	4	4
Futures contracts	269	—	810
Foreign currency translations	(36)	114	82
Change in net unrealized appreciation/depreciation	244,866	1,467,095	368,352
Net realized/unrealized gains (losses)	288,525	2,208,838	480,595
Change in net assets resulting from operations	$328,148	$2,281,492	$531,396

(a)
Net of foreign capital gains tax of $(8,509).
(b)
Net of foreign capital gains tax of $(3,707).
(c)
Net of change in foreign capital gains tax of $(20,822).
(d)
Net of change in foreign capital gains tax of $848.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$49	$86	$8
Interest income from affiliates	5	27	15
Dividend income from non-affiliates	19,679	136,265	38,161
Dividend income from affiliates	670	4,050	748
Income from securities lending (net) (See Note 2.C.)	37	322	132
Foreign taxes withheld (net)	(2,409)	(12,398)	(3,181)
Foreign withholding tax claims (See Note 2.J.)	2,830	3,774	—
IRS compliance fees for foreign withholding tax claims (See Note 2.J.)	(1,221)	—	—
Total investment income	19,640	132,126	35,883
EXPENSES:
Investment advisory fees	3,416	24,213	9,208
Administration fees	427	3,633	1,152
Distribution fees:
Class A	234	1,123	964
Class C	15	42	67
Class R2	—	18	27
Service fees:
Class A	234	1,123	964
Class C	5	14	22
Class I	389	2,035	1,358
Class L	9	—	—
Class R2	—	9	13
Class R5	—	7	2
Custodian and accounting fees	119	611	298
Interest expense to affiliates	15	79	28
Professional fees	70	143	125
Trustees’ and Chief Compliance Officer’s fees	27	37	29
Printing and mailing costs	36	268	122
Registration and filing fees	70	239	95
Transfer agency fees (See Note 2.H.)	24	84	55
Other	23	52	28
Total expenses	5,113	33,730	14,557
Less fees waived	(52)	(5,837)	(3,159)
Less expense reimbursements	—	(33)	— (a)
Net expenses	5,061	27,860	11,398
Net investment income (loss)	14,579	104,266	24,485

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	33

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$79,164	$301,986	$154,370
Investments in affiliates	(2)	11	6
Futures contracts	932	—	—
Foreign currency transactions	339	1,100	399
Net realized gain (loss)	80,433	303,097	154,775
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	37,163	500,282	138,237
Investments in affiliates	2	(7)	(3)
Futures contracts	657	—	—
Foreign currency translations	144	200	22
Change in net unrealized appreciation/depreciation	37,966	500,475	138,256
Net realized/unrealized gains (losses)	118,399	803,572	293,031
Change in net assets resulting from operations	$132,978	$907,838	$317,516
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	October 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,623	$20,589	$72,654	$95,924
Net realized gain (loss)	43,659	23,763	741,743	(92,175)
Change in net unrealized appreciation/depreciation	244,866	64,133	1,467,095	1,271,863
Change in net assets resulting from operations	328,148	108,485	2,281,492	1,275,612
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,205)	(10,586)	(3,578)	(4,482)
Class C	(44)	(69)	(110)	(208)
Class I	(3,818)	(2,239)	(18,410)	(24,555)
Class L	(349)	(352)	(14,912)	(19,418)
Class R2	(25)	(26)	(3)	(5)
Class R3	—	—	(159)	(162)
Class R4	—	—	(33)	(40)
Class R5	(14)	(3)	(208)	(239)
Class R6	(12,998)	(11,620)	(65,166)	(70,543)
Total distributions to shareholders	(27,453)	(24,895)	(102,579)	(119,652)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	972,392	95,033	274,993	(1,277,475)
NET ASSETS:
Change in net assets	1,273,087	178,623	2,453,906	(121,515)
Beginning of period	637,882	459,259	6,959,199	7,080,714
End of period	$1,910,969	$637,882	$9,413,105	$6,959,199
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50,801	$50,057	$14,579	$11,749
Net realized gain (loss)	112,243	(43,080)	80,433	61,122
Change in net unrealized appreciation/depreciation	368,352	369,889	37,966	53,116
Change in net assets resulting from operations	531,396	376,866	132,978	125,987
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,716)	(2,268)
Class C	—	—	(37)	(37)
Class I	(5,501)	(6,248)	(4,264)	(3,418)
Class L	—	—	(299)	(249)
Class R6	(44,244)	(53,977)	(11,901)	(11,541)
Total distributions to shareholders	(49,745)	(60,225)	(19,217)	(17,513)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(683,375)	169,550	11,695	(87,886)
NET ASSETS:
Change in net assets	(201,724)	486,191	125,456	20,588
Beginning of period	2,186,522	1,700,331	519,263	498,675
End of period	$1,984,798	$2,186,522	$644,719	$519,263
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$104,266	$92,953	$24,485	$26,611
Net realized gain (loss)	303,097	124,365	154,775	67,514
Change in net unrealized appreciation/depreciation	500,475	571,588	138,256	163,628
Change in net assets resulting from operations	907,838	788,906	317,516	257,753
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,142)	(7,909)	(9,904)	(6,061)
Class C	(89)	(77)	(207)	(125)
Class I	(22,580)	(18,124)	(16,497)	(11,800)
Class R2	(78)	(4)	(87)	(29)
Class R5	(181)	(165)	(54)	(41)
Class R6	(99,448)	(75,777)	(17,439)	(11,847)
Total distributions to shareholders	(133,518)	(102,056)	(44,188)	(29,903)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	362,851	(346,288)	(164,109)	(59,282)
NET ASSETS:
Change in net assets	1,137,171	340,562	109,219	168,568
Beginning of period	4,286,809	3,946,247	1,513,955	1,345,387
End of period	$5,423,980	$4,286,809	$1,623,174	$1,513,955
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$142,988	$41,986	$46,783	$42,721
Distributions reinvested	10,145	10,508	3,478	4,367
Cost of shares redeemed	(60,155)	(37,674)	(93,041)	(108,478)
Change in net assets resulting from Class A capital transactions	92,978	14,820	(42,780)	(61,390)
Class C
Proceeds from shares issued	2,720	282	931	445
Distributions reinvested	36	59	105	197
Cost of shares redeemed	(746)	(806)	(10,157)	(10,662)
Change in net assets resulting from Class C capital transactions	2,010	(465)	(9,121)	(10,020)
Class I
Proceeds from shares issued	812,556	59,054	263,809	225,947
Distributions reinvested	3,793	2,218	16,941	22,774
Cost of shares redeemed	(132,679)	(26,457)	(441,594)	(711,852)
Change in net assets resulting from Class I capital transactions	683,670	34,815	(160,844)	(463,131)
Class L
Proceeds from shares issued	3,801	1,517	1,696,258	182,570
Distributions reinvested	334	332	14,430	18,145
Cost of shares redeemed	(1,275)	(1,029)	(439,484)	(513,503)
Change in net assets resulting from Class L capital transactions	2,860	820	1,271,204	(312,788)
Class R2
Proceeds from shares issued	181	135	150	212
Distributions reinvested	25	26	3	5
Cost of shares redeemed	(85)	(134)	(162)	(287)
Change in net assets resulting from Class R2 capital transactions	121	27	(9)	(70)
Class R3
Proceeds from shares issued	—	—	2,351	3,187
Distributions reinvested	—	—	25	49
Cost of shares redeemed	—	—	(11,838)	(3,458)
Change in net assets resulting from Class R3 capital transactions	—	—	(9,462)	(222)
Class R4
Proceeds from shares issued	—	—	723	628
Distributions reinvested	—	—	33	40
Cost of shares redeemed	—	—	(1,727)	(992)
Change in net assets resulting from Class R4 capital transactions	—	—	(971)	(324)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,038	$291	$2,654	$2,766
Distributions reinvested	14	3	193	224
Cost of shares redeemed	(128)	(33)	(12,842)	(3,394)
Change in net assets resulting from Class R5 capital transactions	924	261	(9,995)	(404)
Class R6
Proceeds from shares issued	273,042	91,811	885,207	758,662
Distributions reinvested	12,975	11,565	59,219	64,168
Cost of shares redeemed	(96,188)	(58,621)	(1,707,455)	(1,251,956)
Change in net assets resulting from Class R6 capital transactions	189,829	44,755	(763,029)	(429,126)
Total change in net assets resulting from capital transactions	$972,392	$95,033	$274,993	$(1,277,475)
SHARE TRANSACTIONS:
Class A
Issued	8,472	2,982	1,397	1,460
Reinvested	746	822	118	156
Redeemed	(3,717)	(2,714)	(2,874)	(3,691)
Change in Class A Shares	5,501	1,090	(1,359)	(2,075)
Class C
Issued	160	20	26	17
Reinvested	3	5	4	7
Redeemed	(49)	(60)	(329)	(380)
Change in Class C Shares	114	(35)	(299)	(356)
Class I
Issued	46,388	3,943	7,912	7,545
Reinvested	271	168	560	795
Redeemed	(7,224)	(1,799)	(13,330)	(23,723)
Change in Class I Shares	39,435	2,312	(4,858)	(15,383)
Class L
Issued	229	106	47,244	6,055
Reinvested	24	25	473	629
Redeemed	(77)	(72)	(12,935)	(16,978)
Change in Class L Shares	176	59	34,782	(10,294)
Class R2
Issued	12	10	4	8
Reinvested	2	2	— (a)	— (a)
Redeemed	(6)	(9)	(5)	(10)
Change in Class R2 Shares	8	3	(1)	(2)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	77	109
Reinvested	—	—	1	2
Redeemed	—	—	(430)	(118)
Change in Class R3 Shares	—	—	(352)	(7)
Class R4
Issued	—	—	24	20
Reinvested	—	—	1	2
Redeemed	—	—	(52)	(33)
Change in Class R4 Shares	—	—	(27)	(11)
Class R5
Issued	60	19	78	90
Reinvested	1	— (a)	6	8
Redeemed	(7)	(2)	(385)	(110)
Change in Class R5 Shares	54	17	(301)	(12)
Class R6
Issued	16,065	6,390	26,539	24,769
Reinvested	938	890	1,945	2,227
Redeemed	(5,720)	(4,124)	(51,318)	(41,258)
Change in Class R6 Shares	11,283	3,156	(22,834)	(14,262)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$35,566	$3,881
Distributions reinvested	—	—	2,610	2,182
Cost of shares redeemed	—	—	(22,485)	(10,297)
Change in net assets resulting from Class A capital transactions	—	—	15,691	(4,234)
Class C
Proceeds from shares issued	—	—	2,885	91
Distributions reinvested	—	—	34	36
Cost of shares redeemed	—	—	(1,362)	(1,527)
Change in net assets resulting from Class C capital transactions	—	—	1,557	(1,400)
Class I
Proceeds from shares issued	90,838	112,941	79,594	16,553
Distributions reinvested	5,501	6,247	4,020	3,221
Cost of shares redeemed	(86,183)	(60,063)	(33,748)	(20,938)
Change in net assets resulting from Class I capital transactions	10,156	59,125	49,866	(1,164)
Class L
Proceeds from shares issued	—	—	2,288	515
Distributions reinvested	—	—	292	243
Cost of shares redeemed	—	—	(1,530)	(1,416)
Change in net assets resulting from Class L capital transactions	—	—	1,050	(658)
Class R6
Proceeds from shares issued	186,947	467,274	7,647	3,695
Distributions reinvested	43,825	53,457	11,901	11,541
Cost of shares redeemed	(924,303)	(410,306)	(76,017)	(95,666)
Change in net assets resulting from Class R6 capital transactions	(693,531)	110,425	(56,469)	(80,430)
Total change in net assets resulting from capital transactions	$(683,375)	$169,550	$11,695	$(87,886)
SHARE TRANSACTIONS:
Class A
Issued	—	—	980	125
Reinvested	—	—	88	75
Redeemed	—	—	(636)	(332)
Change in Class A Shares	—	—	432	(132)
Class C
Issued	—	—	90	2
Reinvested	—	—	1	1
Redeemed	—	—	(42)	(56)
Change in Class C Shares	—	—	49	(53)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	4,945	7,064	2,159	511
Reinvested	337	415	133	108
Redeemed	(4,666)	(3,715)	(928)	(663)
Change in Class I Shares	616	3,764	1,364	(44)
Class L
Issued	—	—	61	16
Reinvested	—	—	10	8
Redeemed	—	—	(41)	(44)
Change in Class L Shares	—	—	30	(20)
Class R6
Issued	10,952	28,681	191	124
Reinvested	2,704	3,573	392	385
Redeemed	(50,288)	(25,890)	(2,096)	(2,944)
Change in Class R6 Shares	(36,632)	6,364	(1,513)	(2,435)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$73,487	$68,919	$63,484	$69,881
Distributions reinvested	11,100	7,875	9,862	6,030
Cost of shares redeemed	(73,747)	(72,374)	(74,770)	(62,276)
Change in net assets resulting from Class A capital transactions	10,840	4,420	(1,424)	13,635
Class C
Proceeds from shares issued	6,369	777	799	1,184
Distributions reinvested	87	76	206	125
Cost of shares redeemed	(3,042)	(2,392)	(3,788)	(5,516)
Change in net assets resulting from Class C capital transactions	3,414	(1,539)	(2,783)	(4,207)
Class I
Proceeds from shares issued	232,394	228,483	109,290	124,040
Distributions reinvested	22,560	18,106	14,993	11,004
Cost of shares redeemed	(394,325)	(351,725)	(262,848)	(180,513)
Change in net assets resulting from Class I capital transactions	(139,371)	(105,136)	(138,565)	(45,469)
Class R2
Proceeds from shares issued	1,304	989	3,699	1,647
Distributions reinvested	78	4	87	29
Cost of shares redeemed	(1,718)	(1,064)	(1,545)	(256)
Change in net assets resulting from Class R2 capital transactions	(336)	(71)	2,241	1,420
Class R5
Proceeds from shares issued	1,115	884	237	251
Distributions reinvested	181	153	54	41
Cost of shares redeemed	(3,217)	(2,579)	(565)	(682)
Change in net assets resulting from Class R5 capital transactions	(1,921)	(1,542)	(274)	(390)
Class R6
Proceeds from shares issued	1,069,155	424,215	67,338	85,161
Distributions reinvested	97,497	74,307	17,427	11,840
Cost of shares redeemed	(676,427)	(740,942)	(108,069)	(121,272)
Change in net assets resulting from Class R6 capital transactions	490,225	(242,420)	(23,304)	(24,271)
Total change in net assets resulting from capital transactions	$362,851	$(346,288)	$(164,109)	$(59,282)
SHARE TRANSACTIONS:
Class A
Issued	3,549	3,579	2,375	2,800
Reinvested	607	437	408	255
Redeemed	(3,614)	(3,768)	(2,829)	(2,481)
Change in Class A Shares	542	248	(46)	574
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	318	42	29	48
Reinvested	5	5	9	5
Redeemed	(154)	(131)	(143)	(228)
Change in Class C Shares	169	(84)	(105)	(175)
Class I
Issued	11,214	11,696	4,054	4,903
Reinvested	1,213	986	611	460
Redeemed	(18,513)	(17,846)	(9,802)	(7,101)
Change in Class I Shares	(6,086)	(5,164)	(5,137)	(1,738)
Class R2
Issued	65	53	147	67
Reinvested	4	— (a)	4	1
Redeemed	(83)	(56)	(58)	(10)
Change in Class R2 Shares	(14)	(3)	93	58
Class R5
Issued	52	46	8	10
Reinvested	10	8	2	2
Redeemed	(140)	(132)	(21)	(27)
Change in Class R5 Shares	(78)	(78)	(11)	(15)
Class R6
Issued	50,827	21,569	2,500	3,345
Reinvested	5,228	4,038	711	495
Redeemed	(32,488)	(37,681)	(3,903)	(4,723)
Change in Class R6 Shares	23,567	(12,074)	(692)	(883)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Year Ended October 31, 2025	$14.53	$0.53 (d)	$4.25	$4.78	$(0.59)
Year Ended October 31, 2024	12.37	0.48	2.33	2.81	(0.65)
Year Ended October 31, 2023	10.57	0.53 (e)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (f)	3.89	4.32	(0.32)
Class C
Year Ended October 31, 2025	14.09	0.39 (d)	4.18	4.57	(0.49)
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (e)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (f)	3.79	4.12	(0.24)
Class I
Year Ended October 31, 2025	15.01	0.63 (d)	4.35	4.98	(0.63)
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (e)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (f)	3.99	4.46	(0.34)
Class L
Year Ended October 31, 2025	14.93	0.61 (d)	4.35	4.96	(0.64)
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (e)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (f)	3.99	4.46	(0.34)
Class R2
Year Ended October 31, 2025	14.24	0.48 (d)	4.15	4.63	(0.54)
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (e)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (f)	3.82	4.21	(0.28)
Class R5
Year Ended October 31, 2025	14.84	0.59 (d)	4.34	4.93	(0.64)
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (e)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (f)	4.02	4.43	(0.36)
Class R6
Year Ended October 31, 2025	14.84	0.62 (d)	4.32	4.94	(0.65)
Year Ended October 31, 2024	12.62	0.56	2.36	2.92	(0.70)
Year Ended October 31, 2023	10.77	0.60 (e)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (f)	3.97	4.46	(0.37)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.53, $0.39, $0.63, $0.61, $0.48, $0.59 and $0.62 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.25%, 2.39%, 3.54%, 3.59%, 3.00%, 3.39% and 3.70% for Class A, Class C, Class I,
Class L, Class R2, Class R5 and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(f)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$18.72	34.40%	$428,883	0.99%	3.26%(d)	1.20%	29%
14.53	23.40	252,963	1.00	3.42	1.22	50
12.37	21.38	201,868	0.99	4.29 (e)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (f)	1.24	33

18.17	33.74	3,902	1.49	2.40 (d)	1.77	29
14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (e)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (f)	1.77	33

19.36	34.77	872,877	0.74	3.55 (d)	0.94	29
15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (e)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (f)	0.99	33

19.25	34.82	13,925	0.64	3.60 (d)	0.79	29
14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (e)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (f)	0.84	33

18.33	33.96	970	1.29	3.01 (d)	1.54	29
14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (e)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (f)	1.59	33

19.13	34.91	1,436	0.64	3.40 (d)	0.79	29
14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (e)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (f)	0.85	33

19.13	34.96	588,976	0.54	3.71 (d)	0.70	29
14.84	23.95	289,407	0.55	3.93	0.72	50
12.62	21.99	206,267	0.54	4.76 (e)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (f)	0.73	33

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Year Ended October 31, 2025	$30.70	$0.23	$10.03	$10.26	$(0.35)	$—	$(0.35)
Year Ended October 31, 2024	26.20	0.29	4.57	4.86	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Class C
Year Ended October 31, 2025	29.28	0.07	9.58	9.65	(0.15)	—	(0.15)
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Class I
Year Ended October 31, 2025	31.53	0.32	10.29	10.61	(0.42)	—	(0.42)
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Class L
Year Ended October 31, 2025	31.78	0.27	10.46	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Class R2
Year Ended October 31, 2025	30.16	0.10	9.91	10.01	(0.21)	—	(0.21)
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Class R3
Year Ended October 31, 2025	30.41	0.21	9.94	10.15	(0.35)	—	(0.35)
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Class R4
Year Ended October 31, 2025	31.37	0.32	10.22	10.54	(0.40)	—	(0.40)
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Class R5
Year Ended October 31, 2025	31.76	0.39	10.34	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.61	33.83%	$374,199	1.24%	0.69%	1.32%	55%
30.70	18.69	324,604	1.24	0.97	1.31	36
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25

38.78	33.17	18,931	1.74	0.21	1.83	55
29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25

41.72	34.17	1,653,181	0.99	0.93	1.06	55
31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25

42.05	34.30	2,883,527	0.89	0.78	0.91	55
31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25

39.96	33.43	616	1.54	0.32	1.79	55
30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25

40.21	33.80	3,473	1.29	0.67	1.32	55
30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25

41.51	34.09	2,359	1.04	0.97	1.07	55
31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25

42.03	34.33	7,914	0.89	1.19	0.92	55
31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R6
Year Ended October 31, 2025	$31.75	$0.39	$10.35	$10.74	$(0.49)	$—	$(0.49)
Year Ended October 31, 2024	27.09	0.43	4.73	5.16	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.00	34.43%	$4,468,905	0.79%	1.15%	0.81%	55%
31.75	19.22	4,103,129	0.79	1.41	0.81	36
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Year Ended October 31, 2025	$17.15	$0.42	$4.45	$4.87	$(0.37)	$—	$(0.37)
Year Ended October 31, 2024	14.48	0.40	2.73	3.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Class R6
Year Ended October 31, 2025	17.06	0.43	4.44	4.87	(0.39)	—	(0.39)
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Interest expense is 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	October 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$21.65	29.13%	$327,393	0.45%	2.31%	0.69%	48%
17.15	22.07	248,762	0.45	2.47	0.68	40
14.48	11.13	155,553	0.47 (d)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53

21.54	29.29	1,657,405	0.35	2.43	0.43	48
17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (d)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Year Ended October 31, 2025	$32.56	$0.77 (d)	$7.36	$8.13	$(1.13)
Year Ended October 31, 2024	26.68	0.60	6.17	6.77	(0.89)
Year Ended October 31, 2023	23.70	0.49 (e)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (f)	9.14	9.54	(0.27)
Class C
Year Ended October 31, 2025	28.86	0.52 (d)	6.54	7.06	(0.92)
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (e)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (f)	8.08	8.30	(0.15)
Class I
Year Ended October 31, 2025	33.32	0.90 (d)	7.50	8.40	(1.21)
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (e)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (f)	9.33	9.80	(0.33)
Class L
Year Ended October 31, 2025	33.88	0.96 (d)	7.63	8.59	(1.25)
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (e)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (f)	9.44	9.98	(0.37)
Class R6
Year Ended October 31, 2025	33.62	0.98 (d)	7.56	8.54	(1.28)
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (e)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (f)	9.41	9.96	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.67, $0.43, $0.80, $0.86 and $0.88 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.90%, 1.33%, 2.18%, 2.32% and 2.45% for Class A, Class C, Class I, Class L and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	October 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$39.56	26.13%	$113,516	1.24%	2.18%(d)	1.25%	102%
32.56	25.78	79,387	1.24	1.89	1.29	95
26.68	13.44	68,564	1.24	1.76 (e)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (f)	1.26	92

35.00	25.51	3,177	1.73	1.61 (d)	1.80	102
28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (e)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (f)	1.77	92

40.51	26.44	199,904	0.98	2.46 (d)	0.99	102
33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (e)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (f)	0.99	92

41.22	26.61	11,066	0.84	2.60 (d)	0.85	102
33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (e)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (f)	0.85	92

40.88	26.73	317,056	0.73	2.73 (d)	0.74	102
33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (e)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (f)	0.75	92

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Year Ended October 31, 2025	$19.38	$0.37 (d)	$3.38	$3.75	$(0.52)	$—	$(0.52)
Year Ended October 31, 2024	16.54	0.34	2.87	3.21	(0.37)	—	(0.37)
Year Ended October 31, 2023	14.75	0.33 (e)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (f)	5.04	5.34	(0.18)	—	(0.18)
Class C
Year Ended October 31, 2025	18.22	0.24 (d)	3.20	3.44	(0.40)	—	(0.40)
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (e)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (f)	4.77	4.95	(0.07)	—	(0.07)
Class I
Year Ended October 31, 2025	19.76	0.42 (d)	3.46	3.88	(0.57)	—	(0.57)
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (e)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (f)	5.13	5.49	(0.23)	—	(0.23)
Class R2
Year Ended October 31, 2025	19.40	0.32 (d)	3.38	3.70	(0.46)	—	(0.46)
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (e)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (f)	4.99	5.22	(0.22)	—	(0.22)
Class R5
Year Ended October 31, 2025	19.89	0.45 (d)	3.48	3.93	(0.59)	—	(0.59)
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (e)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (f)	5.15	5.54	(0.25)	—	(0.25)
Class R6
Year Ended October 31, 2025	19.85	0.47 (d)	3.46	3.93	(0.61)	—	(0.61)
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (e)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (f)	5.13	5.55	(0.26)	—	(0.26)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.35, $0.22, $0.40, $0.30, $0.43 and $0.45 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.71%, 1.16%, 1.91%, 1.46%, 2.07% and 2.16% for Class A, Class C, Class I, Class R2, Class R5 and Class R6,
respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(f)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	October 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$22.61	20.00%	$498,099	0.95%	1.79%(d)	1.11%	44%
19.38	19.61	416,325	0.95	1.75	1.11	39
16.54	14.88	351,211	0.95	1.91 (e)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (f)	1.11	35

21.26	19.42	8,356	1.45	1.24 (d)	1.63	44
18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (e)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (f)	1.62	35

23.07	20.32	746,644	0.70	1.99 (d)	0.86	44
19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (e)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (f)	0.86	35

22.64	19.62	3,627	1.25	1.54 (d)	1.36	44
19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (e)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (f)	1.47	35

23.23	20.46	5,329	0.60	2.15 (d)	0.71	44
19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (e)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (f)	0.71	35

23.17	20.54	4,161,925	0.50	2.24 (d)	0.61	44
19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (e)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (f)	0.60	35

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Year Ended October 31, 2025	$25.35	$0.36	$5.19	$5.55	$(0.70)
Year Ended October 31, 2024	21.73	0.37	3.69	4.06	(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (d)	5.32	5.67	(0.19)
Class C
Year Ended October 31, 2025	24.98	0.22	5.13	5.35	(0.54)
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (d)	5.24	5.44	(0.06)
Class I
Year Ended October 31, 2025	25.77	0.43	5.28	5.71	(0.76)
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (d)	5.39	5.81	(0.25)
Class R2
Year Ended October 31, 2025	25.10	0.29	5.11	5.40	(0.67)
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (d)	5.26	5.53	(0.13)
Class R5
Year Ended October 31, 2025	25.78	0.46	5.27	5.73	(0.79)
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (d)	5.40	5.84	(0.26)
Class R6
Year Ended October 31, 2025	25.80	0.49	5.26	5.75	(0.81)
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (d)	5.40	5.86	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.20	22.58%	$432,931	1.00%	1.34%	1.23%	55%
25.35	18.81	364,538	1.00	1.47	1.22	45
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (d)	1.21	32

29.79	21.97	8,608	1.50	0.84	1.77	55
24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (d)	1.72	32

30.72	22.90	540,777	0.75	1.58	0.97	55
25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (d)	0.96	32

29.83	22.19	6,321	1.30	1.10	1.50	55
25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (d)	1.48	32

30.72	22.99	1,762	0.65	1.70	0.92	55
25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (d)	0.87	32

30.74	23.11	632,775	0.55	1.79	0.72	55
25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (d)	0.71	32

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
Class L Shares of Developed International Value Fund, Emerging Market Equity Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund, Emerging Markets Equity Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Prior to April 2, 2025, all share classes of Emerging Markets Equity Fund were offered on a limited basis. Investors were not eligible to purchase shares of the Fund unless they met certain requirements.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

60	J.P. Morgan International Equity Funds	October 31, 2025

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$67,832	$—	$67,832
Austria	2,205	20,294	—	22,499
Belgium	—	22,430	—	22,430

October 31, 2025	J.P. Morgan International Equity Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Developed International Value Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$—	$13,226	$—	$13,226
Denmark	—	29,178	—	29,178
Finland	—	26,825	—	26,825
France	—	134,253	—	134,253
Georgia	—	2,575	—	2,575
Germany	1,746	170,432	—	172,178
Guatemala	1,752	—	—	1,752
Hong Kong	—	36,526	—	36,526
Indonesia	—	5,069	—	5,069
Ireland	12,658	13,472	—	26,130
Israel	—	2,238	—	2,238
Italy	—	96,409	—	96,409
Ivory Coast	—	2,695	—	2,695
Japan	2,916	461,281	—	464,197
Luxembourg	—	7,413	—	7,413
Netherlands	—	55,990	—	55,990
Norway	—	33,739	—	33,739
Peru	—	2,714	—	2,714
Portugal	—	5,672	—	5,672
South Africa	—	9,656	—	9,656
Spain	—	77,093	—	77,093
Sweden	—	51,247	—	51,247
Switzerland	—	12,490	—	12,490
United Kingdom	18,050	228,352	—	246,402
United States	—	212,665	—	212,665
Total Common Stocks	39,327	1,801,766	—	1,841,093
Short-Term Investments
Investment Companies	68,350	—	—	68,350
Investment of Cash Collateral from Securities Loaned	9,405	—	—	9,405
Total Short-Term Investments	77,755	—	—	77,755
Total Investments in Securities	$117,082	$1,801,766	$—	$1,918,848
Depreciation in Other Financial Instruments
Futures Contracts	$(11)	$—	$—	$(11)

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$144,685	$—	$—	$144,685
Brazil	1,011,874	—	—	1,011,874
China	738,913	1,645,533	—	2,384,446
Greece	—	60,649	—	60,649
Guatemala	69,247	—	—	69,247
Hong Kong	—	258,839	—	258,839
Hungary	—	65,259	—	65,259

62	J.P. Morgan International Equity Funds	October 31, 2025

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$181,124	$1,012,089	$—	$1,193,213
Indonesia	—	85,490	—	85,490
Mexico	158,076	—	—	158,076
Panama	66,032	—	—	66,032
Portugal	—	95,881	—	95,881
Saudi Arabia	—	64,887	—	64,887
Singapore	197,510	—	—	197,510
South Africa	63,245	90,277	—	153,522
South Korea	90,116	1,039,725	—	1,129,841
Spain	—	170,514	—	170,514
Taiwan	327,606	1,366,322	—	1,693,928
Turkey	—	329,335	—	329,335
United States	120,649	—	—	120,649
Total Common Stocks	3,169,077	6,284,800	—	9,453,877
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	70,284	—	—	70,284
Total Investments in Securities	$3,239,361	$6,284,800	$—	$9,524,161

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$98,567	$—	$—	$98,567
Chile	4,934	—	—	4,934
China	29,113	578,178	—	607,291
Colombia	3,956	—	—	3,956
Greece	—	20,181	—	20,181
Guatemala	1,837	—	—	1,837
Hong Kong	—	3,446	—	3,446
Hungary	—	11,468	—	11,468
India	22,521	280,591	1,560	304,672
Indonesia	—	25,292	—	25,292
Kazakhstan	1,168	—	—	1,168
Kuwait	1,153	2,375	—	3,528
Malaysia	—	12,135	—	12,135
Mexico	41,910	—	—	41,910
Panama	2,008	—	—	2,008
Peru	8,350	—	—	8,350
Philippines	3,808	—	—	3,808
Poland	—	9,441	—	9,441
Qatar	—	9,956	—	9,956
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	56,531	—	56,531
Singapore	899	—	—	899
South Africa	14,694	55,813	—	70,507
South Korea	2,056	268,566	—	270,622

October 31, 2025	J.P. Morgan International Equity Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$—	$404,747	$—	$404,747
Thailand	2,931	17,354	—	20,285
Turkey	—	8,076	—	8,076
United Arab Emirates	—	28,342	—	28,342
United Kingdom	1,084	4,635	—	5,719
United States	1,845	1,721	—	3,566
Total Common Stocks	242,834	1,798,848	1,560	2,043,242
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	14,532	—	—	14,532
Total Investments in Securities	$257,366	$1,798,848	$1,560	$2,057,774
Appreciation in Other Financial Instruments
Futures Contracts	$16	$—	$—	$16

(a)	Value is zero.

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,954	$—	$10,954
Belgium	—	3,333	—	3,333
China	—	13,258	—	13,258
Denmark	—	26,693	—	26,693
Finland	—	17,708	—	17,708
France	—	103,702	—	103,702
Germany	—	110,631	—	110,631
Hong Kong	—	9,432	—	9,432
Italy	—	34,028	—	34,028
Netherlands	—	56,172	—	56,172
Portugal	—	6,860	—	6,860
Spain	—	24,958	—	24,958
Sweden	—	8,787	—	8,787
Switzerland	—	23,437	—	23,437
United Kingdom	5,431	97,342	—	102,773
United States	—	72,062	—	72,062
Total Common Stocks	5,431	619,357	—	624,788
Short-Term Investments
Investment Companies	14,862	—	—	14,862
Investment of Cash Collateral from Securities Loaned	4,966	—	—	4,966
Total Short-Term Investments	19,828	—	—	19,828
Total Investments in Securities	$25,259	$619,357	$—	$644,616
Appreciation in Other Financial Instruments
Futures Contracts	$540	$—	$—	$540

64	J.P. Morgan International Equity Funds	October 31, 2025

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$186,344	$—	$186,344
Austria	—	47,644	—	47,644
Belgium	—	61,295	—	61,295
China	—	35,109	—	35,109
Denmark	—	88,741	—	88,741
Finland	—	88,989	—	88,989
France	—	649,225	—	649,225
Germany	—	481,076	—	481,076
Hong Kong	—	135,006	—	135,006
Ireland	—	30,962	—	30,962
Italy	—	94,752	—	94,752
Japan	5,923	1,086,312	—	1,092,235
Netherlands	55,428	262,585	—	318,013
Singapore	54,243	130,027	—	184,270
Spain	—	232,943	—	232,943
Sweden	—	184,537	—	184,537
Switzerland	—	150,547	—	150,547
Taiwan	87,231	—	—	87,231
United Kingdom	—	790,047	—	790,047
United States	—	336,228	—	336,228
Total Common Stocks	202,825	5,072,369	—	5,275,194
Short-Term Investments
Investment Companies	141,338	—	—	141,338
Investment of Cash Collateral from Securities Loaned	36,487	—	—	36,487
Total Short-Term Investments	177,825	—	—	177,825
Total Investments in Securities	$380,650	$5,072,369	$—	$5,453,019

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$28,019	$—	$28,019
Belgium	—	32,547	—	32,547
Brazil	18,343	—	—	18,343
Canada	90,081	—	—	90,081
China	16,975	109,820	—	126,795
France	—	174,290	—	174,290
Germany	—	121,606	—	121,606
Greece	—	17,666	—	17,666
Hong Kong	—	36,697	—	36,697
India	40,556	—	—	40,556
Indonesia	—	20,695	—	20,695
Italy	—	31,270	—	31,270
Japan	—	214,661	—	214,661

October 31, 2025	J.P. Morgan International Equity Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$53,865	$—	$53,865
Saudi Arabia	—	27,016	—	27,016
Singapore	—	44,397	—	44,397
South Korea	—	89,777	—	89,777
Sweden	—	54,620	—	54,620
Switzerland	—	31,876	—	31,876
Taiwan	60,794	45,990	—	106,784
United Kingdom	—	111,772	—	111,772
United States	—	130,002	—	130,002
Total Common Stocks	226,749	1,376,586	—	1,603,335
Short-Term Investments
Investment Companies	18,464	—	—	18,464
Investment of Cash Collateral from Securities Loaned	2,292	—	—	2,292
Total Short-Term Investments	20,756	—	—	20,756
Total Investments in Securities	$247,505	$1,376,586	$—	$1,624,091
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

66	J.P. Morgan International Equity Funds	October 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$8,827	$(8,827)	$—
Emerging Markets Equity Fund	66,374	(66,374)	—
Emerging Markets Research Enhanced Equity Fund	14,107	(14,107)	—
Europe Dynamic Fund	4,675	(4,675)	—
International Equity Fund	34,641	(34,641)	—
International Focus Fund	2,092	(2,092)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$31,322	$776,718	$739,697	$14	$(7)	$68,350	68,323	$2,095	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	1,743	140,556	132,894	—	—	9,405	9,405	350 *	—
Total	$33,065	$917,274	$872,591	$14	$(7)	$77,755		$2,445	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$89,919	$3,139,135	$3,229,101	$43	$4	$—	—	$2,372	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	285,348	215,064	—	—	70,284	70,284	338 *	—
Total	$89,919	$3,424,483	$3,444,165	$43	$4	$70,284		$2,710	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

October 31, 2025	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$47,163	$489,734	$536,894	$(7)	$4	$—	—	$346	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	25,964	165,221	176,653	—	—	14,532	14,532	613 *	—
Total	$73,127	$654,955	$713,547	$(7)	$4	$14,532		$959	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$3,146	$329,992	$318,276	$(2)	$2	$14,862	14,856	$670	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	83,794	78,828	—	—	4,966	4,966	321 *	—
Total	$3,146	$413,786	$397,104	$(2)	$2	$19,828		$991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$90,815	$1,595,302	$1,544,783	$11	$(7)	$141,338	141,282	$4,050	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	73,806	515,071	552,390	—	—	36,487	36,487	826 *	—
Total	$164,621	$2,110,373	$2,097,173	$11	$(7)	$177,825		$4,876	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

68	J.P. Morgan International Equity Funds	October 31, 2025

International Focus Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$26,162	$509,041	$516,742	$6	$(3)	$18,464	18,456	$748	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	49,416	246,349	293,473	—	—	2,292	2,292	637 *	—
Total	$75,578	$755,390	$810,215	$6	$(3)	$20,756		$1,385	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund and Europe Dynamic Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

October 31, 2025	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the year ended October 31, 2025 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund
Futures Contracts:
Average Notional Balance Long	$21,691	$6,693	$11,089
Average Notional Balance Short	—	—	(714)
Ending Notional Balance Long	27,080	6,118	12,411
The Funds' derivatives contracts held at October 31, 2025 are not accounted for as hedging instruments under GAAP.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended October 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$17	$1	$7	n/a	$1	n/a	n/a	n/a	$10	$36
Emerging Markets Equity Fund
Transfer agency fees	31	4	45	$12	1	$1	$— (a)	$2	112	208
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	18	n/a	n/a	n/a	n/a	n/a	13	31
Europe Dynamic Fund
Transfer agency fees	16	1	3	1	n/a	n/a	n/a	n/a	3	24
International Equity Fund
Transfer agency fees	27	2	16	n/a	— (a)	n/a	n/a	— (a)	39	84
International Focus Fund
Transfer agency fees	17	5	17	n/a	1	n/a	n/a	2	13	55

(a)	Amount rounds to less than one thousand.

70	J.P. Morgan International Equity Funds	October 31, 2025

I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid Developed International Value Fund (Finland), Europe Dynamic Fund (Finland & France) and International Equity Fund (France & Spain) tax reclaims for prior tax withholding. These tax reclaim payments, including any related interest income, are included in Foreign withholding tax reclaims on the Statements of Operations.
In the event that tax reclaims received by the Funds during the fiscal year ending October 31, 2025 exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders, the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds’ shareholders. These IRS fees are estimated through the year ended October 31, 2025 and are included in IRS Compliance Fees for foreign withholding tax reclaims on the Statements of Operations, if applicable. At October 31, 2025, Europe Dynamic Fund had a U.S. tax liability amounting to $1,122.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Developed International Value Fund	$773	$3,136	$(3,909)
Emerging Markets Equity Fund	—	5,349	(5,349)
Emerging Markets Research Enhanced Equity Fund	—	11,331	(11,331)
Europe Dynamic Fund	—	7,616	(7,616)
International Equity Fund	—	10,434	(10,434)
International Focus Fund	—	10,790	(10,790)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign currency gains or losses and foreign taxes.
L. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

October 31, 2025	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.07% of each Fund's average daily net assets, except for International Focus Fund, which was 0.08%, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$61	$—
Emerging Markets Equity Fund	13	— (a)
Europe Dynamic Fund	10	— (a)
International Equity Fund	41	—
International Focus Fund	37	— (a)

(a)	Amount rounds to less than one thousand.

72	J.P. Morgan International Equity Funds	October 31, 2025

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund (1)	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund (2)	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55

(1)
Effective November 1, 2025, the contractual expense limitations will be changed to 1.19%, 1.69%, 0.94%, 1.49%, 1.24%, 0.99%, 0.84% and
0.74% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)	Effective November 1, 2025, the contractual expense limitations will be changed to 1.00%, 1.50%, 0.75% and 0.55% for Class A, Class C, Class I and Class R6 Shares, respectively.
Except as noted above, the expense limitation agreements were in effect for the year ended October 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2026.

October 31, 2025	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
For the year ended October 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$963	$642	$378	$1,983	$10
Emerging Markets Equity Fund	796	532	924	2,252	81
Emerging Markets Research Enhanced Equity Fund	975	650	424	2,049	—
Europe Dynamic Fund	—	—	23	23	—
International Equity Fund	2,984	1,990	678	5,652	33
International Focus Fund	1,583	1,051	489	3,123	— (a)

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 were as follows:

Developed International Value Fund	$96
Emerging Markets Equity Fund	109
Emerging Markets Research Enhanced Equity Fund	19
Europe Dynamic Fund	29
International Equity Fund	185
International Focus Fund	36
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$1,271,256	$312,120
Emerging Markets Equity Fund	4,315,407	3,996,864
Emerging Markets Research Enhanced Equity Fund	1,000,500	1,553,370
Europe Dynamic Fund	564,747	566,211
International Equity Fund	2,430,212	2,074,962
International Focus Fund	830,848	1,000,745
During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities.

74	J.P. Morgan International Equity Funds	October 31, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$1,606,193	$332,005	$19,361	$312,644
Emerging Markets Equity Fund	6,227,594	3,401,121	104,554	3,296,567
Emerging Markets Research Enhanced Equity Fund	1,462,681	676,714	81,605	595,109
Europe Dynamic Fund	519,333	132,276	6,453	125,823
International Equity Fund	3,939,615	1,567,166	53,762	1,513,404
International Focus Fund	1,221,077	417,211	14,197	403,014
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$27,453	$27,453
Emerging Markets Equity Fund	102,579	102,579
Emerging Markets Research Enhanced Equity Fund	49,745	49,745
Europe Dynamic Fund	19,217	19,217
International Equity Fund	133,518	133,518
International Focus Fund	44,188	44,188

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$24,895	$24,895
Emerging Markets Equity Fund	119,652	119,652
Emerging Markets Research Enhanced Equity Fund	60,225	60,225
Europe Dynamic Fund	17,513	17,513
International Equity Fund	102,056	102,056
International Focus Fund	29,903	29,903

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

October 31, 2025	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Developed International Value Fund	$62,208	$(32,811)	$312,585
Emerging Markets Equity Fund	106,944	4,547	3,261,051
Emerging Markets Research Enhanced Equity Fund	65,828	(275,938)	585,067
Europe Dynamic Fund	23,486	(13,176)	125,931
International Equity Fund	151,804	177,676	1,513,419
International Focus Fund	39,851	30,456	403,031

The cumulative timing differences primarily consist of certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$32,811	$—
Emerging Markets Research Enhanced Equity Fund	136,365	139,573
Europe Dynamic Fund	13,176	—
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$27,776	$13,662
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	7,667	78,796
Europe Dynamic Fund	72,584	—
International Equity Fund	25,309	82,363
International Focus Fund	110,706	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds, excluding Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund, had no borrowings outstanding from another fund, or loans outstanding to another fund, at October 31, 2025. Emerging Markets Equity Fund and Emerging Markets Research Enhanced

76	J.P. Morgan International Equity Funds	October 31, 2025

Equity Fund had borrowings outstanding from another fund, or loans outstanding to another fund, at October 31, 2025. Average borrowings from the Facility during the year ended October 31, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Developed International Value Fund	$2,546	4.88%	3	$1
Emerging Markets Equity Fund	13,610	5.06	35	67
Emerging Markets Research Enhanced Equity Fund	15,114	5.05	56	118
Europe Dynamic Fund	8,977	5.05	1	1
International Equity Fund	61,247	4.94	6	50
International Focus Fund	21,866	4.94	6	18
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended October 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	3	68.4%
Emerging Markets Equity Fund	—	—	4	64.6
Emerging Markets Research Enhanced Equity Fund	—	—	1	10.1
Europe Dynamic Fund	4	54.1	1	16.2
International Equity Fund	—	—	2	34.9
International Focus Fund	1	11.2	2	49.7

October 31, 2025	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
As of October 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	17.5%	27.5%	34.8%
Europe Dynamic Fund	46.7	—	—
International Equity Fund	—	28.2	—
International Focus Fund	15.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund
Brazil	— %	10.7%	— %	— %	— %	— %
China	—	25.2	29.7	—	—	—
France	—	—	—	16.2	12.0	10.7
Germany	—	—	—	17.3	—	—
India	—	12.6	14.9	—	—	—
Japan	24.3	—	—	—	20.2	13.2
South Korea	—	12.0	13.2	—	—	—
Taiwan	—	17.9	19.8	—	—	—
United Kingdom	12.9	—	—	16.1	14.6	—
As of October 31, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face

78	J.P. Morgan International Equity Funds	October 31, 2025

greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

October 31, 2025	J.P. Morgan International Equity Funds	79

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Emerging Markets Research Enhanced Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund and JPMorgan International Focus Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund and JPMorgan International Focus Fund (five of the funds constituting JPMorgan Trust I) and JPMorgan Emerging Markets Research Enhanced Equity Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

80	J.P. Morgan International Equity Funds	October 31, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2025:
Qualified Dividend Income
JPMorgan Developed International Value Fund	$32,105
JPMorgan Emerging Markets Equity Fund	113,726
JPMorgan Emerging Markets Research Enhanced Equity Fund	33,254
JPMorgan Europe Dynamic Fund	17,615
JPMorgan International Equity Fund	122,041
JPMorgan International Focus Fund	30,186
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2025, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Developed International Value Fund	$51,320	$4,651
JPMorgan Emerging Markets Equity Fund	155,063	31,169
JPMorgan Emerging Markets Research Enhanced Equity Fund	66,768	12,387
JPMorgan International Equity Fund	143,394	7,629
JPMorgan International Focus Fund	40,557	3,036

October 31, 2025	J.P. Morgan International Equity Funds	81

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-INTEQ-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025 at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the International Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Emerging Markets Equity Fund’s performance for both Class A and Class I shares was in the fourth, fifth, and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for Class R6 shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s performance for Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2024, respectively. The Trustees noted that performance for Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Europe Dynamic Fund’s performance for Class A shares was in the third, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for both Class I and Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Equity Fund’s performance for Class A shares was in the fifth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for both Class I and Class R6 shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the International Focus Fund’s performance for Class A, Class I and Class R6 shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Equity Fund’s net advisory fee and actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Europe Dynamic Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Equity Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Focus Fund’s net advisory fee and actual total expenses for Class A shares were both in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
December 30, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
December 30, 2025